UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

______________________________________________

LATTICE STRATEGIES TRUST

______________________________________________________________________________

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

______________________________________________________________________________

(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808	Kathleen H. Moriarty, Esq. Kaye Scholer LLP 250 West 55th Street New York, New York 10019

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1. Reports to Shareholders.

Lattice Strategies Trust

Lattice Developed Markets (ex-US) Strategy ETF (RODM)
Lattice Emerging Markets Strategy ETF (ROAM)
Lattice Global Small Cap Strategy ETF (ROGS)
Lattice US Equity Strategy ETF (ROUS)

Semiannual Report

March 31, 2016

Lattice Developed Markets (ex-US) Strategy ETF (RODM)

Lattice Developed Markets (ex-US) Strategy ETF (the “Fund”) offers to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index (LRODMX) (the “Index”), which tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

By investing in the index constituents, the Fund seeks to generate returns and reduce volatility through the systematic re-allocation of risks in developed international equities by:

1.	Deliberate Risk Allocation: Provides exposure to the growth potential of international companies while explicitly seeking to reduce volatility and drawdown risk.
2.	Improved Diversification: Provides deep and diversified exposure across developed market economies by de-concentrating country, currency, and individual company risks, especially in mega-cap multinationals.
3.	Enhanced Return Potential: Seeks to enhance return potential and reduce risk by selecting companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned (annualized) -1.48% at net asset value (“NAV”) since inception ending March 31, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Annualized for the Period Feb 25, 2015 (Fund Inception Date) Through Mar 31, 2016
Reporting Period Return	1 Year	Inception
Lattice Developed Markets Strategy ETF (NAV Return)	-0.26%	-1.48%
Lattice Developed Markets Strategy ETF (Market Price Return)	-0.31%	-1.41%
Lattice Risk-Optimized Developed Markets (ex US) Strategy Index	0.05%	-1.15%

Top 10 Countries (as of Mar 31, 2016) **
Country	%
Japan	19.15
Britain	11.92
Canada	11.00
Switzerland	7.34
Australia	7.11
France	7.08
Germany	5.18
Hong Kong	5.06
Singapore	2.97
Netherlands	2.96
Total Top 10 Countries	79.77%

Sectors (as of Mar 31, 2016) *
Sector	%
Financials	27.66
Industrials	13.43
Health Care	11.83
Consumer Discretionary	11.75
Consumer Staples	10.40
Telecommunication Services	6.84
Utilities	5.85
Materials	4.66
Information Technology	4.40
Energy	3.18
Total	100.00

Top 10 Holdings (as of Mar 31, 2016) *
Company	%
Koninklijke Ahold NV	0.82
Hannover Rueck SE	0.79
Air New Zealand Ltd.	0.78
Swiss Life Holding AG	0.76
NN Group NV	0.75
Link REIT	0.74
Otsuka Holdings Co. Ltd.	0.71
Roche Holding AG	0.67
Mizrahi Tefahot Bank Ltd.	0.66
Bank of Montreal	0.64
Total Top 10 Holdings	7.31

*	Top 10 Countries, Sectors, and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.
**	Country breakdown is based on Bloomberg “Country of Domicile” data field, may not reflect the real economic exposure.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.50%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Lattice Emerging Markets Strategy ETF (ROAM)

Lattice Emerging Markets Strategy ETF (the “Fund”) offers to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized Advancing Markets Strategy Index (LROAMX) (the “Index”), which is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

By investing in the index constituents, the Fund seeks to generate returns through the systematic re-allocation of risks commonly found in capitalization-weighted emerging markets indexes by:

1.	Deliberate Risk Allocation: Expands the investment opportunity and seeks to harness emerging markets’ growth potential by allocating risk across countries and companies.
2.	Improved Diversification: Improves diversification by providing deeper exposure to emerging economies and companies.
3.	Enhanced Return Potential: Increases exposure to countries earlier in their growth cycle and selects companies with favorable risk/return factors, including value, momentum and quality.

The Fund returned (annualized) -12.74% at net asset value (“NAV”) since inception ending March 31, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Annualized for the Period Feb 25, 2015 (Fund Inception Date) Through Mar 31, 2016
Reporting Period Return	1 Year	Inception
Lattice Emerging Markets ETF (NAV Return)	-11.86%	-12.74%
Lattice Emerging Markets ETF (Market Price Return)	-12.08%	-12.81%
Lattice Risk-Optimized Advancing Markets Strategy Index	-11.21%	-12.11%

Top 10 Countries (as of Mar 31, 2016) **
Country	%
Taiwan	8.48
Malaysia	8.45
China	8.19
Philippines	8.02
Thailand	7.97
South Korea	7.91
Indonesia	6.65
Poland	6.24
Mexico	5.82
India	5.80
Total Top 10 Countries	73.40

Sectors (as of Mar 31, 2016) *
Sector	%
Financials	36.10
Consumer Staples	11.93
Information Technology	8.52
Energy	8.41
Telecommunication Services	7.64
Industrials	7.32
Consumer Discretionary	6.77
Materials	6.43
Utilities	5.66
Health Care	1.22
Total	100.00

Top 10 Holdings (as of Mar 31, 2016) *
Company	%
Malayan Banking Bhd	1.04
Samsung Electronics Co. Ltd.	0.93
Tata Motors Ltd.	0.93
Telekomunikasi Indonesia Per	0.90
Philippine Long Distance Tel	0.89
State Bank of India	0.88
Wal-Mart de Mexico SAB de CV	0.87
Polski Koncern Naftowy Orlen SA	0.82
Grupo Nutresa SA	0.82
Reliance Industries Ltd.	0.81
Total Top 10 Holdings	8.89

*	Top 10 Countries, Sectors, and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.

**	Country breakdown is based on Bloomberg “Country of Domicile” data field, may not reflect the real economic exposure.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.65%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Lattice Global Small Cap ETF (ROGS)

Lattice Global Small Cap Strategy ETF (“the Fund”) offers to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized Global Small Cap Strategy Index (LROGSX) (the “Index”), which is designed to address risks and opportunities within the global small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

By investing in the Index constituents, the Fund seeks to capture the potential risk and performance benefits of integrating small cap companies across the US, developed and emerging markets universe in a single strategy by:

1.	Deliberate Risk Allocation: Seeks to reduce risks common to small cap investing such as volatility, drawdown and valuation risk by taking advantage of lower correlations and valuation opportunities.
2.	Improved Diversification: Expands the opportunity set to include small companies from the US, developed and emerging markets.
3.	Enhanced Return Potential: Selects companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned (annualized) -1.65% at net asset value (“NAV”) since inception ending March 31, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Annualized for the Period Mar 24, 2015 (Fund Inception Date) Through Mar 31, 2016
Reporting Period Return	1 Year	Inception
Lattice Global Small Cap ETF (NAV Return)	-1.06%	-1.65%
Lattice Global Small Cap ETF (Market Price Return)	-1.47%	-1.78%
Lattice Risk-Optimized Global Small Cap Strategy Index	-0.35%	-0.94%

Top 10 Countries (as of Mar 31, 2016) **
Country	%
United States	36.99
Japan	13.94
China	7.72
South Korea	7.28
Canada	4.84
Britain	4.34
Taiwan	4.24
Australia	2.60
Hong Kong	2.36
Bermuda	2.10
Total Top 10 Countries	86.41

Sectors (as of Mar 31, 2016) *
Sector	%
Financials	20.70
Consumer Discretionary	18.07
Industrials	15.32
Information Technology	14.79
Health Care	11.73
Consumer Staples	6.70
Materials	5.79
Energy	4.23
Telecommunication Services	2.09
Utilities	0.58
Total	100.00

Top 10 Holdings (as of Mar 31, 2016) *
Company	%
Zall Development Group Ltd.	0.60
Dart Group PLC	0.58
AGFA-Gevaert NV	0.57
KT Skylife Co. Ltd.	0.57
American National Insurance Co.	0.55
Monadelphous Group Ltd.	0.55
Hyundai Marine & Fire Insurance Co. Ltd.	0.55
CIFI Holdings Group Co. Ltd.	0.55
KB Insurance Co. Ltd.	0.54
Jungheinrich AG	0.54
Total Top 10 Holdings	5.60

*	Top 10 Countries, Sectors, and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.
**	Country breakdown is based on Bloomberg “Country of Domicile” data field, may not reflect the real economic exposure.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.63%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Lattice US Equity Strategy ETF (ROUS)

Lattice U.S. Equity Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Lattice Risk-Optimized US Large Cap Equity Strategy Index (LROUSLX) (the “Index”), which seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

By investing in the Index constituents, the Fund seeks to generate returns and capture value in US equities through the systematic re-allocation of risks commonly found in capitalization-weighted by:

1.	Deliberate Risk Allocation: Seeks to efficiently allocate capital deeper in the US large cap universe, beyond mega-caps, and toward companies with more favorable risk/reward potential.
2.	Improved Diversification: Improves diversification across the US Large Cap universe, investing deeper into dynamic US companies
3.	Enhanced Return Potential: Seeks to enhance return potential and reduce risk by selecting companies with a favorable combination of risk/return factors, including value, momentum and quality.

The Fund returned (annualized) -2.81% at net asset value (“NAV”) since inception ending March 31, 2016. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Performance

Annualized for the Period Feb 25, 2015 (Fund Inception Date) Through Mar 31, 2016
Reporting Period Return	1 Year	Inception
Lattice US Equity Strategy ETF (NAV Return)	-2.72%	-2.81%
Lattice US Equity Strategy ETF (Market Price Return)	-2.88%	-2.85%
Lattice Risk-Optimized US Large Cap Equity Strategy Index	-2.64%	-2.78%

Sectors (as of Mar 31, 2016) *
Sector	%
Financials	18.13
Information Technology	16.65
Health Care	16.02
Consumer Discretionary	11.81
Industrials	11.20
Consumer Staples	8.31
Energy	8.29
Materials	5.11
Utilities	2.85
Telecommunication Services	1.63
Total	100.00

Top 10 Holdings (as of Mar 31, 2016) *
Company	%
Valero Energy Corp.	1.52
Phillips 66	1.07
MetLife, Inc.	1.05
Marathon Petroleum Corp.	1.04
Centene Corp.	1.03
Intel Corp.	0.97
LyondellBasell Industries NV	0.97
JPMorgan Chase & Co.	0.91
Kroger Co. (The)	0.90
Anthem, Inc.	0.87
Total Top 10 Holdings	10.33

*	Sectors and Top 10 Holdings tables are expressed as a percentage of total investments. Holdings subject to change.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Total Expense Ratio (per the current prospectus) 0.35%. Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. Call 415-315-6600 for current month-end performance.

Lattice ETF Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2015 through March 31, 2016.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $6,800 account value divided by $1,000 = $6.80), then multiply the result by the number in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Lattice Developed Markets (ex-US) Strategy ETF *
Actual Fund Return	$1,000	$1,062.00	0.50%	$2.58
Hypothetical 5% Annual Return	$1,000	$1,022.50	0.50%	$2.53
Lattice Emerging Markets Strategy ETF *
Actual Fund Return	$1,000	$1,084.20	0.65%	$3.49
Hypothetical 5% Annual Return	$1,000	$1,021.65	0.65%	$3.39
Lattice Global Small Cap Strategy ETF *
Actual Fund Return	$1,000	$1,074.40	0.60%	$3.11
Hypothetical 5% Annual Return	$1,000	$1,022.00	0.60%	$3.03
Lattice US Equity Strategy ETF *
Actual Fund Return	$1,000	$1,047.40	0.35%	$1.79
Hypothetical 5% Annual Return	$1,000	$1,023.25	0.35%	$1.77

*	Expenses are equal to each Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period (183), then divided by the number of days in the year (366) to reflect the period.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
COMMON STOCKS — (99.1%)
Australia — (7.1%)
Adelaide Brighton Ltd. (a)	14,927	$58,217
AGL Energy Ltd.	4,612	65,279
Amcor Ltd.	11,408	125,930
Ansell Ltd.	5,598	74,455
AusNet Services (a)	8,284	9,495
Australia & New Zealand Banking Group Ltd.	2,548	45,983
Brambles Ltd.	7,094	66,140
Caltex Australia Ltd.	1,447	37,868
Coca-Cola Amatil Ltd.	6,384	43,412
Cochlear Ltd.	641	50,443
Commonwealth Bank of Australia	236	13,601
CSL Ltd.	1,219	95,122
Dexus Property Group	7,370	45,015
GPT Group (The)	18,032	69,356
Insurance Australia Group Ltd. (a)	7,462	32,030
Macquarie Group Ltd.	626	31,826
Mirvac Group	20,396	30,359
Qantas Airways Ltd. (b)	20,237	63,359
QBE Insurance Group Ltd.	8,887	74,584
Scentre Group	15,164	51,792
Sonic Healthcare Ltd.	5,105	73,749
Star Entertainment Group Ltd. (The)	8,695	37,991
Stockland	15,917	52,282
Suncorp Group Ltd.	995	9,116
Tabcorp Holdings Ltd. (a)	23,526	77,457
Telstra Corp. Ltd.	32,567	133,528
Wesfarmers Ltd.	3,372	107,518
Woodside Petroleum Ltd.	7,460	148,974
Woolworths Ltd. (a)	8,304	141,171
		1,866,052
Austria — (1.6%)
BUWOG AG (b)	3,723	80,099
Oesterreichische Post AG	2,395	97,515
OMV AG	2,180	61,422
UNIQA Insurance Group AG	20,873	146,925
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,934	40,993
		426,954

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Belgium — (1.9%)
Ackermans & van Haaren NV	170	$24,148
Ageas	2,319	92,148
bpost SA	1,976	54,977
Cie d’Entreprises CFE	791	75,022
Colruyt SA	607	35,415
Elia System Operator SA	846	42,144
Groupe Bruxelles Lambert SA	504	41,645
Proximus	3,380	115,685
Sofina SA	153	18,237
		499,421
Bermuda — (0.2%)
Hiscox Ltd.	3,057	42,576
		42,576
Britain — (11.9%)
Admiral Group PLC	462	13,168
Aggreko PLC	399	6,176
AstraZeneca PLC	1,546	86,716
Auto Trader Group PLC (c)	4,920	27,579
BAE Systems PLC	3,740	27,361
Beazley PLC	12,271	63,458
Bellway PLC	45	1,697
Berendsen PLC	5,505	95,185
Berkeley Group Holdings PLC	14	648
BP PLC	12,649	63,659
British American Tobacco PLC	173	10,170
British Land Co. PLC (The)	11,112	111,879
Britvic PLC	3,512	35,865
BT Group PLC	9,141	57,875
Centrica PLC	15,014	49,137
Compass Group PLC	3,217	56,780
Croda International PLC	265	11,575
Daily Mail & General Trust PLC	740	7,403
Derwent London PLC	514	23,286
Direct Line Insurance Group PLC	15,043	80,042
G4S PLC	2,459	6,736
GlaxoSmithKline PLC	8,230	167,025
Great Portland Estates PLC	2,705	28,304
HSBC Holdings PLC	10,821	67,485
Imperial Tobacco Group PLC	1,339	74,345
International Consolidated Airlines Group SA	9,441	75,108
J Sainsbury PLC (a)	21,433	85,116
JD Sports Fashion PLC	7,703	124,665

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Britain (continued)
John Wood Group PLC	5,505	$48,661
Kingfisher PLC	19,404	105,059
Land Securities Group PLC	4,660	73,743
Legal & General Group PLC	34,227	115,705
Marks & Spencer Group PLC	9,906	57,834
Micro Focus International PLC	1,100	24,822
National Grid PLC	5,840	82,864
Next PLC	800	62,091
Old Mutual PLC	15,071	41,828
Pennon Group PLC	1,165	13,580
Reckitt Benckiser Group PLC	67	6,481
RELX NV	2,834	49,556
RELX PLC	2,179	40,527
Rentokil Initial PLC	11,781	29,937
Rio Tinto Ltd. (a)	1,013	33,266
Royal Mail PLC	21,468	148,325
RPC Group PLC	2,798	30,544
Saga PLC	18,800	53,556
Sage Group PLC (The)	4,830	43,666
Segro PLC	5,342	31,503
Severn Trent PLC	253	7,902
Shaftesbury PLC	3,215	42,097
Sky PLC	5,203	76,578
Smith & Nephew PLC	1,734	28,611
SSE PLC	5,157	110,589
Stagecoach Group PLC	12,584	45,615
TalkTalk Telecom Group PLC (a)	4,527	15,427
Unilever NV	421	18,895
Unilever PLC	1,459	66,109
Vodafone Group PLC	18,737	59,571
WH Smith PLC	2,694	70,395
William Hill PLC	7,748	36,415
		3,130,195
Canada — (10.9%)
Agrium, Inc. (a)	1,239	109,843
Alimentation Couche-Tard, Inc.	2,828	126,374
Bank of Montreal	2,788	170,002
Bank of Nova Scotia (The)	1,513	74,243
BCE, Inc.	2,052	93,902
Canadian Apartment Properties REIT	1,810	40,414
Canadian Imperial Bank of Commerce (a)	1,486	111,463
Canadian Tire Corp. Ltd. (a)	315	32,923

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Canada (continued)
CCL Industries, Inc.	483	$92,048
CGI Group, Inc. (b)	2,770	132,927
Cominar Real Estate Investment Trust	2,596	34,521
Dollarama, Inc.	350	24,730
Emera, Inc.	430	15,804
Empire Co. Ltd. (a)	4,448	77,375
Fairfax Financial Holdings Ltd.	239	134,346
Finning International, Inc.	288	4,246
First Capital Realty, Inc.	170	2,710
Genworth MI Canada, Inc. (a)	647	15,312
George Weston Ltd. (a)	1,002	90,079
Great-West Lifeco, Inc.	3,774	104,281
Imperial Oil Ltd. (a)	1,298	43,543
Industrial Alliance Insurance & Financial Services, Inc.	2,699	81,797
Intact Financial Corp.	510	35,853
Loblaw Cos. Ltd.	1,163	65,386
Magna International, Inc.	2,456	106,010
Manulife Financial Corp.	7,568	107,542
Metro, Inc.	771	26,859
National Bank of Canada (a)	139	4,566
Peyto Exploration & Development Corp. (a)	430	9,604
Potash Corp. of Saskatchewan, Inc.	2,899	49,555
Power Corp. of Canada	4,643	107,545
Power Financial Corp. (a)	3,877	97,326
Progressive Waste Solutions Ltd.	794	24,788
Rogers Communications, Inc.	2,542	102,195
Royal Bank of Canada	2,155	124,673
Shaw Communications, Inc. (a)	1,168	22,657
Smart Real Estate Investment Trust	850	22,297
SNC-Lavalin Group, Inc.	1,052	38,592
Stantec, Inc. (a)	1,936	49,394
Sun Life Financial, Inc.	3,251	105,313
Suncor Energy, Inc.	172	4,810
TELUS Corp.	2,395	78,287
Toronto-Dominion Bank (The)	1,116	48,369
TransCanada Corp. (a)	1,135	44,805
		2,889,309
China — (0.2%)
Yangzijiang Shipbuilding Holdings Ltd.	76,158	55,425
		55,425

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Denmark — (1.6%)
AP Moeller – Maersk A/S	40	$52,555
Carlsberg A/S (a)	288	27,487
Coloplast A/S	464	35,215
ISS A/S	2,379	95,663
Novo Nordisk A/S	1,458	79,212
Pandora A/S	99	12,985
Rockwool International A/S	134	21,315
TDC A/S	4,642	22,756
Topdanmark A/S (b)	244	6,221
William Demant Holding A/S (b)	647	65,166
		418,575
Finland — (0.3%)
Elisa Oyj (a)	565	22,000
Fortum Oyj (a)	2,708	41,073
Orion Oyj	912	30,191
		93,264
France — (7.0%)
Aeroports de Paris	78	9,657
Airbus Group SE	733	48,739
Atos SE	356	29,038
AXA SA	3,067	72,312
BioMerieux (a)	602	69,047
Bouygues SA	1,863	76,109
Cap Gemini SA	206	19,385
Christian Dior SE	418	75,927
Cie Generale des Etablissements Michelin	910	93,257
CNP Assurances	7,163	111,868
Dassault Systemes	381	30,275
Electricite de France SA	5,890	66,207
Elior (c)	1,686	37,023
Essilor International SA	147	18,184
Euler Hermes Group	368	33,397
Eutelsat Communications SA	727	23,520
Hermes International (a)	72	25,390
Ipsen SA	1,017	58,491
Korian SA	2,676	78,950
Legrand SA	338	18,968
Orange SA	1,258	22,069
Rubis SCA	891	71,652
SCOR SE	4,705	167,281
SEB SA	123	12,777
Societe BIC SA	371	55,891

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
France (continued)
Societe Generale SA	724	$26,797
Sodexo SA	595	64,237
Suez Environnement Co.	3,081	56,597
Technicolor SA	4,477	28,009
Thales SA	1,176	103,189
TOTAL SA	1,427	65,143
Veolia Environnement SA	2,072	49,985
Worldline SA (b)(c)	5,422	139,823
		1,859,194
Germany — (5.1%)
adidas AG	36	4,225
Allianz SE	739	120,382
Aurubis AG	227	11,312
Celesio AG	1,793	51,591
Deutsche Lufthansa AG (a)(b)	2,516	40,727
Deutsche Post AG	364	10,129
Deutsche Telekom AG	1,125	20,224
Evonik Industries AG	2,177	65,406
Fielmann AG	156	11,857
Freenet AG	690	20,672
Fresenius Medical Care AG & Co. KGaA	1,511	134,030
Fresenius SE & Co. KGaA	1,139	83,341
Hannover Rueck SE	1,787	208,525
Hella KGaA Hueck & Co.	1,716	72,929
HUGO BOSS AG	5	328
K+S AG (a)	809	18,959
Kabel Deutschland Holding AG	336	37,715
Krones AG	256	30,879
Linde AG	93	13,571
MAN SE	109	11,815
Merck KGaA	973	81,285
Muenchener Rueckversicherungs-Gesellschaft AG	831	169,270
RWE AG	2,546	33,002
Sartorius AG	18	4,594
Siemens AG	180	19,107
Suedzucker AG	292	5,156
Talanx AG (b)	2,274	77,766
		1,358,797
Hong Kong — (5.0%)
Champion REIT	314,944	160,384
CLP Holdings Ltd.	2,328	21,054
Dairy Farm International Holdings Ltd.	20,619	124,539

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Hong Kong (continued)
Hang Lung Group Ltd.	21,899	$62,818
Hang Seng Bank Ltd.	2,036	35,987
HK Electric Investments & HK Electric Investments Ltd. (c)	128,243	112,924
HKT Trust & HKT Ltd.	85,423	117,619
Hongkong Land Holdings Ltd.	1,422	8,518
Jardine Matheson Holdings Ltd.	426	24,316
Jardine Strategic Holdings Ltd.	592	17,671
Kerry Properties Ltd.	15,992	43,915
Link REIT	32,718	194,033
New World Development Co. Ltd.	27,040	25,762
Pacific Textiles Holdings Ltd.	35,141	50,742
PCCW Ltd.	60,163	38,937
SJM Holdings Ltd.	65,240	46,597
SmarTone Telecommunications Holdings Ltd.	22,422	37,290
Sun Hung Kai Properties Ltd.	1,000	12,229
Swire Pacific Ltd.	5,388	58,002
VTech Holdings Ltd.	6,083	72,229
Wheelock & Co. Ltd.	6,401	28,595
Yue Yuen Industrial Holdings Ltd.	10,298	35,382
		1,329,543
Ireland — (1.7%)
DCC PLC	662	58,517
ICON PLC (b)	1,669	125,342
Kerry Group PLC	681	63,541
Paddy Power PLC	873	121,966
Ryanair Holdings PLC	971	83,331
Shire PLC	137	7,796
		460,493
Israel — (2.4%)
Bank Hapoalim BM	3,608	18,714
Bank Leumi Le-Israel BM (b)	12,104	43,432
Bezeq The Israeli Telecommunication Corp. Ltd.	67,410	151,962
Elbit Systems Ltd.	769	72,349
Mizrahi Tefahot Bank Ltd.	14,768	173,115
Taro Pharmaceutical Industries Ltd. (b)	826	118,325
Teva Pharmaceutical Industries Ltd.	801	43,187
		621,084
Italy — (2.0%)
Assicurazioni Generali SpA	2,741	40,699
Eni SpA	3,141	47,605
FinecoBank Banca Fineco SpA	2,211	18,645
Hera SpA	17,271	51,683

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Italy (continued)
Parmalat SpA	26,499	$73,439
Recordati SpA	4,605	115,448
Snam SpA	10,853	68,083
Terna Rete Elettrica Nazionale SpA	12,076	69,012
UnipolSai SpA	13,395	31,048
		515,662
Japan — (19.1%)
Advance Residence Investment Corp.	2	5,070
Aeon Co. Ltd.	7,312	105,782
Air Water, Inc. (a)	1,501	22,249
Aisin Seiki Co. Ltd. (a)	1,550	58,472
Ajinomoto Co., Inc. (a)	1,553	35,089
Alfresa Holdings Corp. (a)	1,732	33,270
ANA Holdings, Inc.	1,000	2,821
Aoyama Trading Co. Ltd.	530	20,395
Aozora Bank Ltd. (a)	23,887	83,523
Asahi Glass Co. Ltd.	761	4,171
Asahi Group Holdings Ltd.	100	3,120
Asahi Kasei Corp. (a)	10,594	71,720
Astellas Pharma, Inc.	1,786	23,780
Bandai Namco Holdings, Inc.	2,022	44,148
Benesse Holdings, Inc. (a)	1,181	34,045
Bic Camera, Inc.	3,383	30,761
Bridgestone Corp.	1,912	71,533
Canon Marketing Japan, Inc.	5,075	88,771
Canon, Inc.	3,883	115,908
Citizen Holdings Co. Ltd. (a)	5,181	29,410
COMSYS Holdings Corp. (a)	660	10,206
CyberAgent, Inc. (a)	580	26,989
Dai-ichi Life Insurance Co. Ltd. (The)	3,000	36,367
Daiichi Sankyo Co. Ltd. (a)	3,715	82,715
Daito Trust Construction Co. Ltd.	299	42,511
Daiwa House Industry Co. Ltd.	1,018	28,676
Daiwa Securities Group, Inc. (a)	7,223	44,490
Ebara Corp.	12,095	50,577
Fuji Heavy Industries Ltd.	1,640	58,001
FUJIFILM Holdings Corp.	580	22,969
Fujitsu Ltd.	12,694	47,051
Heiwa Corp.	697	14,468
Hikari Tsushin, Inc. (a)	321	24,476
HIS Co. Ltd. (a)	760	21,266
Hisamitsu Pharmaceutical Co., Inc.	397	17,767

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Japan (continued)
Hitachi Chemical Co. Ltd.	369	$6,648
Hitachi High-Technologies Corp.	1,707	48,144
Hitachi Ltd. (a)	11,222	52,578
Hitachi Transport System Ltd.	5,334	89,315
Hoya Corp. (a)	1,648	62,771
Ito En Ltd. (a)	2,400	75,911
ITOCHU Corp. (a)	2,743	33,825
Itochu Techno-Solutions Corp. (a)	4,326	81,751
Japan Airlines Co. Ltd.	4,163	152,675
Japan Tobacco, Inc. (a)	521	21,740
K’s Holdings Corp.	2,058	68,298
Kaken Pharmaceutical Co. Ltd.	162	9,816
Kaneka Corp.	5,609	48,108
Kao Corp.	396	21,150
KDDI Corp.	2,800	74,886
Kinden Corp.	1,017	12,487
Kirin Holdings Co. Ltd.	188	2,640
Konica Minolta, Inc.	1,038	8,829
Kuraray Co. Ltd.	1,218	14,911
Kurita Water Industries Ltd.	210	4,796
Lawson, Inc.	748	62,691
Lion Corp.	2,043	23,067
Medipal Holdings Corp. (a)	4,440	70,395
MEIJI Holdings Co. Ltd.	339	27,296
Miraca Holdings, Inc.	748	30,780
Mitsubishi Electric Corp.	1,076	11,292
Mitsubishi Motors Corp. (a)	8,133	61,000
Mitsubishi UFJ Financial Group, Inc.	5,193	24,095
Mitsui & Co. Ltd. (a)	844	9,724
Mixi, Inc. (a)	270	10,041
Mizuho Financial Group, Inc.	64,150	95,944
MS&AD Insurance Group Holdings, Inc. (a)	395	11,021
Murata Manufacturing Co. Ltd.	78	9,417
Nichirei Corp.	1,203	9,804
Nihon Kohden Corp.	989	24,621
Nikon Corp. (a)	1,627	24,927
Nippo Corp.	3,284	55,310
Nippon Telegraph & Telephone Corp.	2,578	111,198
Nissan Motor Co. Ltd. (a)	2,270	21,035
NS Solutions Corp.	1,166	22,916
NTT DOCOMO, Inc. (a)	3,774	85,708
Osaka Gas Co. Ltd. (a)	11,918	45,850

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Japan (continued)
Otsuka Corp.	978	$51,687
Otsuka Holdings Co. Ltd.	5,120	186,223
Panasonic Corp.	8,739	80,357
Park24 Co. Ltd. (a)	1,432	40,134
Recruit Holdings Co. Ltd.	4,418	135,022
Ricoh Co. Ltd. (a)	5,743	58,557
Rohto Pharmaceutical Co. Ltd.	4,228	77,116
Sankyo Co. Ltd. (a)	1,252	46,674
Santen Pharmaceutical Co. Ltd.	501	7,547
Sawai Pharmaceutical Co. Ltd. (a)	355	22,267
Seiko Epson Corp.	1,833	29,649
Sekisui Chemical Co. Ltd. (a)	1,986	24,490
Sekisui House Ltd.	2,046	34,578
Seven & i Holdings Co. Ltd.	600	25,581
Shimamura Co. Ltd.	1,053	131,631
Skylark Co. Ltd.	248	3,279
Sugi Holdings Co. Ltd.	848	44,816
Sumitomo Dainippon Pharma Co. Ltd. (a)	534	6,157
Sumitomo Forestry Co. Ltd.	3,029	34,846
Sumitomo Rubber Industries Ltd. (a)	1,121	17,344
Sundrug Co. Ltd.	313	23,448
Suntory Beverage & Food Ltd.	1,657	74,745
Suzuken Co. Ltd.	1,124	38,252
T&D Holdings, Inc.	1,217	11,364
Toho Gas Co. Ltd. (a)	10,558	75,055
Tokai Rika Co. Ltd.	929	17,506
Tokio Marine Holdings, Inc.	1,404	47,468
Tokyo Gas Co. Ltd.	15,188	70,903
Toyo Suisan Kaisha Ltd.	291	10,460
Toyoda Gosei Co. Ltd.	1,237	23,905
Toyota Boshoku Corp.	2,449	39,961
Tsumura & Co. (a)	4,960	119,240
Tsuruha Holdings, Inc. (a)	333	32,798
TV Asahi Holdings Corp.	797	14,317
Ube Industries Ltd.	37,848	67,012
West Japan Railway Co.	633	39,136
Yamada Denki Co. Ltd. (a)	3,957	18,730
Yamazaki Baking Co. Ltd.	4,457	94,022
		5,028,255
Jersey — (0.0%) (d)
Phoenix Group Holdings	819	11,106
		11,106

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Luxembourg — (0.3%)
Grand City Properties SA	3,285	$75,617
		75,617
Malta — (0.2%)
Unibet Group PLC	3,572	40,603
		40,603
Netherlands — (2.9%)
Aegon NV	3,431	18,900
Akzo Nobel NV	567	38,703
Boskalis Westminster	434	17,085
Euronext NV (c)	641	26,654
GrandVision NV (c)	3,201	91,375
Heineken Holding NV	721	56,346
Koninklijke Ahold NV	9,610	216,503
NN Group NV	6,025	197,426
Royal Dutch Shell PLC	4,215	102,990
Wolters Kluwer NV	302	12,072
		778,054
New Zealand — (2.3%)
Air New Zealand Ltd.	103,363	205,248
Fisher & Paykel Healthcare Corp. Ltd.	22,713	154,542
Fletcher Building Ltd.	14,149	77,509
Meridian Energy Ltd.	28,207	51,310
Spark New Zealand Ltd.	46,279	117,280
		605,889
Norway — (0.8%)
Leroy Seafood Group ASA	399	18,861
Salmar ASA	2,643	64,867
Statoil ASA	2,288	36,044
TGS Nopec Geophysical Co. ASA	919	14,033
Yara International ASA	2,119	79,777
		213,582
Portugal — (0.2%)
EDP – Energias de Portugal SA	11,093	39,516
Jeronimo Martins SGPS SA	480	7,866
		47,382
Singapore — (3.0%)
CapitaLand Commercial Trust Ltd. (a)	9,928	10,838
CapitaLand Mall Trust	12,162	18,876
ComfortDelGro Corp. Ltd.	18,253	39,580
DBS Group Holdings Ltd. (a)	6,710	76,637
Keppel Corp. Ltd. (a)	5,075	21,972
Keppel REIT (a)	70,043	51,755

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Singapore (continued)
M1 Ltd. (a)	27,800	$53,676
Mapletree Commercial Trust	46,683	48,881
Mapletree Industrial Trust	73,340	86,868
Oversea-Chinese Banking Corp. Ltd. (a)	7,232	47,476
SATS Ltd.	32,834	96,312
Singapore Airlines Ltd.	12,914	109,519
StarHub Ltd.	25,109	62,465
United Overseas Bank Ltd.	1,710	23,962
Wilmar International Ltd.	12,502	31,195
		780,012
Spain — (2.6%)
Aena SA (b)(c)	409	52,876
Almirall SA	6,551	110,261
Amadeus IT Holding SA	1,037	44,539
Cellnex Telecom SAU (c)	625	10,007
Cia de Distribucion Integral Logista Holdings SA	6,074	137,464
Distribuidora Internacional de Alimentacion SA (a)(b)	8,113	42,213
Ebro Foods SA (a)	953	20,835
Endesa SA	2,192	42,140
Gas Natural SDG SA	3,324	67,310
Grupo Catalana Occidente SA	133	3,781
Iberdrola SA	6,603	44,101
Mapfre SA	3,646	7,890
Prosegur Cia de Seguridad SA (a)	1,645	9,279
Red Electrica Corp. SA	712	61,907
Viscofan SA (a)	358	21,479
		676,082
Sweden — (1.4%)
Axfood AB (a)	5,436	100,583
Hennes & Mauritz AB	1,249	41,707
ICA Gruppen AB (a)	254	8,416
Investor AB	1,234	43,748
Securitas AB	1,424	23,626
Skandinaviska Enskilda Banken AB (a)	663	6,342
Tele2 AB	8,311	77,198
Telefonaktiebolaget LM Ericsson	317	3,179
TeliaSonera AB	11,648	60,591
		365,390

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Switzerland — (7.3%)
ABB Ltd. (b)	1,754	$34,324
Actelion Ltd. (b)	239	35,863
Allreal Holding AG (b)	82	11,919
Baloise Holding AG	825	105,273
Banque Cantonale Vaudoise	122	85,355
Credit Suisse Group AG (b)	1,131	16,074
DKSH Holding AG (a)	114	7,827
Emmi AG (b)	143	78,470
Galenica AG	7	10,570
Givaudan SA	21	41,357
Helvetia Holding AG	150	86,148
Kuehne + Nagel International AG	726	103,633
Nestle SA	843	63,248
Novartis AG	380	27,657
Panalpina Welttransport Holding AG (a)	239	26,804
Pargesa Holding SA	1,050	67,157
Roche Holding AG	720	177,961
Schindler Holding AG	108	19,995
SFS Group AG (b)	956	71,377
SGS SA	17	36,072
Sika AG	9	35,769
Swiss Life Holding AG (b)	752	200,790
Swiss Prime Site AG (b)	116	10,272
Swiss Re AG	1,676	155,585
Swisscom AG (a)	60	32,736
Syngenta AG	237	98,992
UBS Group AG	8,853	143,197
Wolseley PLC	162	9,172
Zurich Insurance Group AG (b)	569	132,676
		1,926,273
United States — (0.1%)
Carnival PLC	258	13,913
Thomson Reuters Corp.	527	21,440
		35,353
TOTAL COMMON STOCKS		26,150,142

See accompanying Notes to Financial Statements.

LATTICE DEVELOPED MARKETS (EX-US) STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
LIMITED PARTNERSHIP — (0.4%)
Israel — (0.4%)
Isramco Negev 2 LP	619,761	$106,164
		106,164
TOTAL LIMITED PARTNERSHIPS		106,164
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.5%) (Cost $25,640,392)		26,256,306
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (6.2%) (Cost $1,624,719)
State Street Navigator Securities Lending Prime Portfolio, 0.49%	1,624,719	1,624,719
TOTAL INVESTMENTS — (105.7%) (Cost $27,265,111)		27,881,025
OTHER ASSETS & LIABILITIES — (-5.7%)		(1,496,232)
NET ASSETS — (100.0%)		$26,384,793

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(d)	Amount shown represents less than 0.05% of net assets.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$1,624,719	$1,624,719
Total Borrowings	$1,624,719	$1,624,719
Gross amount of recognized liabilities for securities lending transactions		$1,624,719

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
COMMON STOCKS — (99.7%)
Brazil — (4.0%)
Ambev SA	15,921	$84,547
Banco Bradesco SA	10,570	80,736
Banco do Brasil SA	16,321	91,046
BB Seguridade Participacoes SA	1,783	14,942
BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	7,531	32,682
BRF SA	2,993	43,333
CCR SA	3,941	15,602
Cielo SA	5,581	55,070
Embraer SA	12,983	87,371
Itau Unibanco Holding SA	12,830	112,986
Itausa – Investimentos Itau SA	11,300	26,050
JBS SA	21,050	65,039
Kroton Educacional SA	8,748	28,337
Lojas Renner SA	1,100	6,453
Petroleo Brasileiro SA (a)	24,552	57,847
Ultrapar Participacoes SA	2,209	43,501
		845,542
Chile — (4.3%)
Aguas Andinas SA	230,588	131,962
Banco de Credito e Inversiones	2,462	99,697
Cencosud SA	41,199	104,072
Cia Cervecerias Unidas SA	3,370	75,656
Colbun SA	43,688	12,191
Corpbanca SA	11,082,114	101,500
Empresa Nacional de Electricidad SA	81,066	112,938
Empresas CMPC SA	14,578	34,068
Empresas COPEC SA	5,684	54,499
Enersis SA	4,152	57,713
SACI Falabella	19,053	133,271
		917,567
China — (8.2%)
Agricultural Bank of China Ltd. H Shares	98,000	35,250
Baidu, Inc. ADR (a)	432	82,460
Bank of China Ltd. H Shares	293,000	121,634
Bank of Communications Co. Ltd. H Shares	182,000	119,667
China Construction Bank Corp. H Shares	180,000	114,871
China Life Insurance Co. Ltd. H Shares	28,000	69,093
China Merchants Bank Co. Ltd. H Shares	26,500	55,688
China Minsheng Banking Corp. Ltd. H Shares	74,500	69,539
China Pacific Insurance Group Co. Ltd. H Shares	12,800	47,856
China Petroleum & Chemical Corp. H Shares	166,000	108,932

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd. H Shares	75,000	$117,965
China Telecom Corp. Ltd. H Shares	198,000	104,660
China Vanke Co. Ltd. H Shares	41,900	102,744
CITIC Securities Co. Ltd. H Shares	17,000	39,845
CNOOC Ltd.	61,000	72,037
Haitong Securities Co. Ltd. H Shares	11,200	19,147
Industrial & Commercial Bank of China Ltd. H Shares	248,000	138,763
NetEase, Inc. ADR	182	26,131
PetroChina Co. Ltd. H Shares	116,000	77,168
PICC Property & Casualty Co. Ltd. H Shares	48,000	87,998
Ping An Insurance Group Co. of China Ltd. H Shares	14,000	66,963
Tencent Holdings Ltd.	2,200	44,927
		1,723,338
Colombia — (4.8%)
Almacenes Exito SA	27,455	143,342
Banco Davivienda SA	15,364	140,581
Bancolombia SA	14,565	119,788
Corp. Financiera Colombiana SA	59	764
Corp. Financiera Colombiana SA	10,658	135,706
Ecopetrol SA	143,201	62,463
Grupo Argos SA	4,973	33,216
Grupo de Inversiones Suramericana SA	3,146	41,796
Grupo Nutresa SA	20,312	172,464
Isagen SA ESP	122,633	165,987
		1,016,107
India — (5.8%)
Axis Bank Ltd.	2,383	80,665
HDFC Bank Ltd.	1,580	97,375
ICICI Bank Ltd.	17,449	124,935
Infosys Ltd.	7,569	143,962
Larsen & Toubro Ltd.	1,234	22,274
Mahindra & Mahindra Ltd.	4,586	82,318
Reliance Industries Ltd. (b)	5,573	170,812
State Bank of India	6,312	184,942
Tata Motors Ltd. (a)(c)	6,734	195,623
Tata Steel Ltd.	25,543	113,922
		1,216,828
Indonesia — (6.6%)
Astra International Tbk PT	207,500	113,452
Bank Central Asia Tbk PT	108,100	108,426
Bank Mandiri Persero Tbk PT	156,000	121,177
Bank Negara Indonesia Persero Tbk PT	265,800	104,235

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	149,200	$128,553
Bumi Serpong Damai Tbk PT	217,200	30,057
Indocement Tunggal Prakarsa Tbk PT	66,600	99,071
Indofood Sukses Makmur Tbk PT	92,100	50,183
Kalbe Farma Tbk PT	297,300	32,398
Lippo Karawaci Tbk PT	948,600	74,758
Matahari Department Store Tbk PT	31,600	43,730
Perusahaan Gas Negara Persero Tbk PT	389,900	76,892
Semen Indonesia Persero Tbk PT	133,100	102,134
Surya Citra Media Tbk PT	15,900	3,765
Telekomunikasi Indonesia Persero Tbk PT	756,200	189,620
United Tractors Tbk PT	99,800	115,154
		1,393,605
Malaysia — (8.4%)
AMMB Holdings Bhd	78,400	92,436
Axiata Group Bhd	62,200	93,902
British American Tobacco Malaysia Bhd	7,300	101,113
CIMB Group Holdings Bhd	99,500	123,690
DiGi.Com Bhd	63,200	80,023
Genting Bhd	7,300	18,336
Genting Malaysia Bhd	51,800	60,277
Hong Leong Bank Bhd	9,288	32,138
IJM Corp. Bhd	83,900	75,911
IOI Corp. Bhd	51,100	59,856
Kuala Lumpur Kepong Bhd	2,200	13,533
Malayan Banking Bhd	95,100	219,865
Maxis Bhd	46,200	75,194
MISC Bhd	26,600	60,679
Petronas Chemicals Group Bhd	62,900	108,179
Public Bank Bhd	29,100	140,074
RHB Capital Bhd (a)	33,000	49,904
Sime Darby Bhd	36,600	74,579
Telekom Malaysia Bhd	26,100	44,152
Tenaga Nasional Bhd	47,000	167,930
UMW Holdings Bhd	29,500	51,945
YTL Corp. Bhd	84,300	35,436
		1,779,152
Mexico — (5.8%)
Alfa SAB de CV	33,260	67,324
America Movil SAB de CV (c)	179,886	140,968
Arca Continental SAB de CV	15,221	106,073
Coca-Cola Femsa SAB de CV	17,100	143,244

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Mexico (continued)
Fibra Uno Administracion SA de CV	29,914	$70,099
Gruma SAB de CV	7,521	120,119
Grupo Bimbo SAB de CV (a)	21,421	63,834
Grupo Financiero Banorte SAB de CV	14,910	84,765
Grupo Mexico SAB de CV	36,754	89,324
Kimberly-Clark de Mexico SAB de CV	31,469	76,333
Mexichem SAB de CV	10,388	25,658
Nemak SAB de CV (b)(c)	19,600	28,363
Promotora y Operadora de Infraestructura SAB de CV	1,638	21,956
Wal-Mart de Mexico SAB de CV	76,880	183,926
		1,221,986
Philippines — (8.0%)
Aboitiz Equity Ventures, Inc.	83,250	117,521
Alliance Global Group, Inc.	439,100	157,349
Ayala Corp.	4,870	79,325
Ayala Land, Inc.	52,600	40,268
Bank of the Philippine Islands	85,150	160,887
BDO Unibank, Inc.	60,460	134,327
Energy Development Corp.	656,700	83,861
GT Capital Holdings, Inc.	4,115	124,223
International Container Terminal Services, Inc.	42,110	61,914
JG Summit Holdings, Inc.	89,260	153,823
Jollibee Foods Corp.	9,680	47,722
Metro Pacific Investments Corp.	742,900	94,708
Metropolitan Bank & Trust Co.	48,240	86,381
Philippine Long Distance Telephone Co.	4,365	187,701
SM Investments Corp.	3,430	70,731
Universal Robina Corp.	18,510	87,153
		1,687,894
Poland — (6.2%)
Alior Bank SA (a)	2,375	41,452
Asseco Poland SA	7,859	127,939
Bank Pekao SA	3,026	133,905
Bank Zachodni WBK SA (a)	727	59,947
Cyfrowy Polsat SA (a)	1,180	7,695
Energa SA	19,817	69,803
Eurocash SA	3,406	48,822
KGHM Polska Miedz SA	5,019	102,621
LPP SA	8	11,822
mBank SA (a)	53	4,841
Orange Polska SA	48,764	88,307
PGE Polska Grupa Energetyczna SA	15,935	59,854

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Poland (continued)
Polski Koncern Naftowy Orlen SA	8,690	$172,544
Polskie Gornictwo Naftowe i Gazownictwo SA	64,078	91,592
Powszechna Kasa Oszczednosci Bank Polski SA (a)	11,312	84,493
Powszechny Zaklad Ubezpieczen SA	13,428	128,439
Tauron Polska Energia SA	95,885	77,545
		1,311,621
Russia — (3.0%)
Lukoil PJSC	621	23,856
Magnit PJSC	1,579	63,081
Mail.Ru Group Ltd. (a)	359	7,790
MMC Norilsk Nickel PJSC	5,380	69,456
Rosneft OAO	27,269	123,856
Sberbank of Russia	9,483	66,001
Surgutneftegas OAO	17,407	101,483
Tatneft PAO	3,845	122,425
Yandex NV (a)	3,765	57,680
		635,628
South Africa — (5.4%)
AngloGold Ashanti Ltd. (a)	1,305	18,145
Aspen Pharmacare Holdings Ltd. (a)	928	20,202
Barclays Africa Group Ltd. (c)	8,753	89,024
Bidvest Group Ltd. (The) (c)	3,872	98,195
FirstRand Ltd. (c)	17,796	58,525
Gold Fields Ltd.	10,084	40,074
Growthpoint Properties Ltd. (c)	25,431	42,483
Mr Price Group Ltd.	2,124	25,623
MTN Group Ltd. (c)	7,523	69,154
Nedbank Group Ltd. (c)	5,684	75,069
Netcare Ltd.	34,056	83,589
Redefine Properties Ltd.	81,930	66,734
Remgro Ltd.	2,083	35,431
RMB Holdings Ltd. (c)	5,333	22,212
Sanlam Ltd. (c)	12,765	59,442
Sasol Ltd. (c)	3,056	91,742
Shoprite Holdings Ltd. (c)	3,124	36,877
Standard Bank Group Ltd. (c)	8,969	80,787
Tiger Brands Ltd.	1,533	33,898
Vodacom Group Ltd.	3,076	33,573
Woolworths Holdings Ltd.	8,553	52,145
		1,132,924

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
South Korea — (7.9%)
Amorepacific Corp.	76	$25,686
AMOREPACIFIC Group	149	19,088
BNK Financial Group, Inc.	1,442	12,231
CJ Corp.	61	10,428
Coway Co. Ltd.	563	47,507
Dongbu Insurance Co. Ltd.	837	55,551
E-Mart Co. Ltd.	38	5,832
Hana Financial Group, Inc.	1,063	23,052
Hankook Tire Co. Ltd.	918	43,668
Hyundai Engineering & Construction Co. Ltd.	660	24,326
Hyundai Glovis Co. Ltd.	226	37,252
Hyundai Mobis Co. Ltd.	228	49,643
Hyundai Motor Co.	383	51,073
Hyundai Wia Corp.	234	21,485
Industrial Bank of Korea	3,591	38,466
Kangwon Land, Inc.	449	16,058
KB Financial Group, Inc.	1,025	28,547
Kia Motors Corp.	2,048	86,497
Korea Electric Power Corp.	1,574	82,857
Korea Zinc Co. Ltd.	120	50,525
KT Corp.	1,152	30,019
KT&G Corp.	652	62,714
LG Chem Ltd.	353	101,091
LG Display Co. Ltd.	1,410	32,796
LG Electronics, Inc.	937	50,472
LG Household & Health Care Ltd.	88	72,718
LG Uplus Corp.	4,192	40,505
NAVER Corp.	34	18,938
NCSoft Corp.	121	26,822
Orion Corp.	28	22,378
POSCO	133	25,528
Samsung Electronics Co. Ltd.	172	197,328
Samsung Fire & Marine Insurance Co. Ltd.	172	44,369
Samsung Life Insurance Co. Ltd.	613	62,983
Shinhan Financial Group Co. Ltd.	1,231	43,595
SK Hynix, Inc.	1,785	43,938
SK Telecom Co. Ltd.	295	53,784
		1,659,750
Taiwan — (8.4%)
Acer, Inc. (a)	6,000	2,302
Advanced Semiconductor Engineering, Inc.	32,000	37,236
Asustek Computer, Inc.	4,000	35,918

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Taiwan (continued)
AU Optronics Corp.	59,000	$17,727
Catcher Technology Co. Ltd.	3,000	24,609
Cathay Financial Holding Co. Ltd.	41,000	49,110
Chailease Holding Co. Ltd.	3,080	5,369
Chang Hwa Commercial Bank Ltd.	17,210	8,823
Cheng Shin Rubber Industry Co. Ltd.	17,000	34,175
Chicony Electronics Co. Ltd.	13,050	33,574
China Development Financial Holding Corp.	88,000	23,515
China Life Insurance Co. Ltd.	75,200	57,830
China Steel Corp.	30,000	20,880
Chunghwa Telecom Co. Ltd.	17,000	57,839
Compal Electronics, Inc.	46,000	28,872
CTBC Financial Holding Co. Ltd.	88,508	46,751
Delta Electronics, Inc.	4,105	18,112
E.Sun Financial Holding Co. Ltd.	28,999	16,219
Eva Airways Corp. (a)	53,000	29,642
Far Eastern New Century Corp.	20,540	16,785
Far EasTone Telecommunications Co. Ltd.	24,000	53,766
First Financial Holding Co. Ltd.	68,367	33,776
Foxconn Technology Co. Ltd.	17,130	38,429
Fubon Financial Holding Co. Ltd.	27,000	34,396
Giant Manufacturing Co. Ltd.	1,000	5,779
Hon Hai Precision Industry Co. Ltd.	47,300	124,628
Hotai Motor Co. Ltd.	1,000	10,999
HTC Corp.	1,000	2,865
Hua Nan Financial Holdings Co. Ltd.	92,774	46,122
Innolux Corp.	75,000	26,216
Inventec Corp.	82,000	51,976
Lite-On Technology Corp.	27,105	33,098
MediaTek, Inc.	3,000	23,024
Mega Financial Holding Co. Ltd.	50,273	35,771
Nan Ya Plastics Corp.	8,000	16,803
Novatek Microelectronics Corp.	8,000	32,190
Pegatron Corp.	21,000	49,003
Pou Chen Corp.	22,000	28,026
President Chain Store Corp.	4,000	29,145
Quanta Computer, Inc.	13,000	22,701
Radiant Opto-Electronics Corp.	4,000	7,755
Ruentex Development Co. Ltd.	11,000	13,928
Shin Kong Financial Holding Co. Ltd.	156,489	31,411
Simplo Technology Co. Ltd.	8,000	28,710
SinoPac Financial Holdings Co. Ltd.	79,900	24,702

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Taiwan (continued)
Synnex Technology International Corp.	12,000	$12,360
Taiwan Cement Corp.	20,000	19,575
Taiwan Cooperative Financial Holding Co. Ltd.	36,550	16,353
Taiwan Mobile Co. Ltd.	18,000	58,445
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	120,805
Teco Electric and Machinery Co. Ltd.	35,000	28,547
Uni-President Enterprises Corp.	20,800	36,515
United Microelectronics Corp.	66,000	27,274
Vanguard International Semiconductor Corp.	18,000	28,132
Wistron Corp.	37,014	22,887
WPG Holdings Ltd.	18,000	19,183
Yuanta Financial Holding Co. Ltd.	67,757	24,211
		1,784,794
Thailand — (7.9%)
Advanced Info Service PCL	20,000	103,468
Bangkok Bank PCL	26,100	135,026
Bangkok Dusit Medical Services PCL	80,000	53,212
Banpu PCL	45,300	21,504
BTS Group Holdings PCL	15,200	3,867
Bumrungrad Hospital PCL	11,200	67,493
Central Pattana PCL	10,200	14,932
Charoen Pokphand Foods PCL	78,400	54,376
CP ALL PCL	17,000	22,108
Delta Electronics Thailand PCL	23,800	58,857
Intouch Holdings PCL	10,000	18,121
Kasikornbank PCL	24,500	120,480
Krung Thai Bank PCL	254,400	135,227
Land & Houses PCL	189,500	48,210
Minor International PCL	15,260	16,049
PTT Exploration & Production PCL	24,600	49,123
PTT Global Chemical PCL	59,700	102,668
PTT PCL	14,500	115,407
Ratchaburi Electricity Generating Holding PCL	39,200	56,549
Siam Cement PCL (The)	5,400	71,529
Siam Commercial Bank PCL (The)	30,200	121,040
Thai Beverage PCL	207,000	109,910
Thai Union Group PCL	150,600	89,470
TMB Bank PCL	1,149,900	82,369
		1,670,995
Turkey — (5.0%)
Akbank TAS	21,959	62,546
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,088	8,285

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Turkey (continued)
Arcelik AS	7,674	$52,219
BIM Birlesik Magazalar AS	3,501	75,909
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,247	2,290
Eregli Demir ve Celik Fabrikalari TAS	72,573	109,284
Haci Omer Sabanci Holding AS	15,882	54,939
TAV Havalimanlari Holding AS	13,405	80,029
Tupras Turkiye Petrol Rafinerileri AS (a)	3,278	92,378
Turk Hava Yollari AO (a)	39,835	110,209
Turkcell Iletisim Hizmetleri AS	20,183	84,941
Turkiye Garanti Bankasi AS	25,826	75,578
Turkiye Halk Bankasi AS	24,321	90,436
Turkiye Is Bankasi	31,319	51,833
Turkiye Vakiflar Bankasi TAO	60,552	101,289
		1,052,165
TOTAL COMMON STOCKS		21,049,896
RIGHTS — (0.0%)(d)
Chile — (0.0%)(d)
Banco de Credito e Inversiones Exp 04/16/19(a)	238	512
		512
TOTAL RIGHTS		512
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.7%) (Cost $20,938,006)		21,050,408
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (2.1%) (Cost $432,363)
State Street Navigator Securities Lending Prime Portfolio, 0.49%	432,363	432,363
TOTAL INVESTMENTS — (101.8%) (Cost $21,370,369)		21,482,771
OTHER ASSETS & LIABILITIES — (-1.8%)		(369,693)
NET ASSETS — (100.0%)		$21,113,078

(a)	Non-income producing security.
(b)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(c)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(d)	Amount shown represents less than 0.05% of net assets.

PCL = Public Company Limited

See accompanying Notes to Financial Statements.

LATTICE EMERGING MARKETS STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$432,363	$432,363
Total Borrowings	$432,363	$432,363
Gross amount of recognized liabilities for securities lending transactions		$432,363

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
COMMON STOCKS — (99.5%)
Australia — (2.6%)
Abacus Property Group	1,094	$2,508
Automotive Holdings Group Ltd.	4,254	13,384
Charter Hall Retail REIT (a)	4,797	16,937
Cromwell Property Group	17,954	14,364
CSR Ltd.	572	1,452
Downer EDI Ltd.	10,283	30,375
Investa Office Fund	309	996
JB Hi-Fi Ltd. (a)	2,122	38,491
Mineral Resources Ltd. (a)	1,698	7,850
Monadelphous Group Ltd. (a)	7,260	39,763
Northern Star Resources Ltd.	1,334	3,520
Regis Resources Ltd.	7,349	13,794
Sandfire Resources NL	734	3,224
		186,658
Belgium — (0.6%)
AGFA-Gevaert NV (b)	9,128	40,796
Tessenderlo Chemie NV (b)	129	4,910
		45,706
Bermuda — (2.1%)
Argo Group International Holdings Ltd.	359	20,603
Aspen Insurance Holdings Ltd.	741	35,346
DHT Holdings, Inc.	4,265	24,567
Enstar Group Ltd. (b)	207	33,654
Maiden Holdings Ltd.	2,577	33,346
Teekay Tankers Ltd.	839	3,079
		150,595
Brazil — (1.4%)
Braskem SA	4,296	28,377
Cia Energetica de Minas Gerais	2,567	5,860
Cia Hering	400	1,660
EDP – Energias do Brasil SA	3,201	11,380
Equatorial Energia SA	968	11,188
MRV Engenharia e Participacoes SA	10,385	34,695
Natura Cosmeticos SA	358	2,681
Odontoprev SA	979	3,149
		98,990
Britain — (4.3%)
Assura PLC	6,667	5,088
BGEO Group PLC	500	14,574
Big Yellow Group PLC	302	3,362
CVS Group PLC	1,090	12,048

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Britain (continued)
Dart Group PLC	4,364	$41,648
Debenhams PLC	11,768	12,719
Electrocomponents PLC	500	1,735
EMIS Group PLC	40	583
Firstgroup PLC (b)	1,933	2,687
Galliford Try PLC	307	6,332
Go-Ahead Group PLC	858	32,680
Greggs PLC	2,035	31,794
Halfords Group PLC	320	1,822
Hansteen Holdings PLC (a)	13,373	20,451
Interserve PLC	511	3,186
LondonMetric Property PLC	6,339	14,450
Lookers PLC	5,444	12,394
Mitie Group PLC (a)	154	569
Moneysupermarket.com Group PLC	2,882	13,160
Pendragon PLC	34,114	17,897
Premier Farnell PLC	1,541	2,497
SVG Capital PLC (b)	2,612	18,827
UNITE Group PLC (The)	1,952	17,858
WS Atkins PLC	1,153	22,704
		311,065
Canada — (4.8%)
Aecon Group, Inc.	617	7,694
Cascades, Inc. (a)	1,322	8,759
Dominion Diamond Corp.	1,416	15,764
Domtar Corp.	632	25,596
Dream Global Real Estate Investment Trust	3,925	26,431
Ensign Energy Services, Inc. (a)	553	2,557
Extendicare, Inc. (a)	2,548	18,537
Intertape Polymer Group, Inc.	2,409	34,660
Manitoba Telecom Services, Inc. (a)	909	22,693
Mercer International, Inc.	2,305	21,782
New Flyer Industries, Inc. (a)	944	24,376
North West Co., Inc. (The) (a)	1,102	24,639
Parkland Fuel Corp. (a)	1,838	30,395
Pason Systems, Inc.	618	7,884
Pure Industrial Real Estate Trust	2,416	8,891
Superior Plus Corp. (a)	972	6,944
Transcontinental, Inc. (a)	2,252	35,832
Uni-Select, Inc. (a)	533	23,056
		346,490

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
China — (7.7%)
Agile Property Holdings Ltd.	34,670	$19,354
China Biologic Products, Inc. (a)(b)	59	6,754
China Communications Services Corp. Ltd. H Shares	81,445	37,171
China Dongxiang Group Co. Ltd.	15,127	3,062
China Hongqiao Group Ltd.	40,543	28,173
China Lesso Group Holdings Ltd.	7,539	4,043
China Zhongwang Holdings Ltd.	22,649	11,184
Chongqing Rural Commercial Bank Co. Ltd. H Shares	18,097	9,566
CIFI Holdings Group Co. Ltd.	164,232	39,382
Dongfeng Motor Group Co. Ltd. H Shares	15,146	18,902
Fufeng Group Ltd.	12,346	3,931
GOME Electrical Appliances Holding Ltd.	4,589	663
Guangshen Railway Co. Ltd. H Shares	32,459	13,935
Guangzhou R&F Properties Co. Ltd. H Shares	17,086	24,495
Jiangnan Group Ltd.	176,110	31,105
KWG Property Holding Ltd.	3,492	2,296
Shanghai Jin Jiang International Hotels Group Co. Ltd. H Shares	55,585	22,645
Shenzhen Expressway Co. Ltd. H Shares	44,360	38,718
Sinopharm Group Co. Ltd. H Shares	1,047	4,731
Sinotrans Ltd. H Shares	23,228	10,152
Sunac China Holdings Ltd.	11,452	7,707
TCL Communication Technology Holdings Ltd.	49,582	32,601
Tong Ren Tang Technologies Co. Ltd. H Shares	22,113	35,522
TravelSky Technology Ltd. H Shares	18,649	30,534
Weichai Power Co. Ltd. H Shares	31,727	35,545
XTEP International Holdings Ltd.	70,588	38,040
Zall Development Group Ltd.	140,240	43,031
		553,242
Denmark — (0.1%)
Dfds A/S	40	1,456
SimCorp A/S	127	5,870
		7,326
Faroe Islands — (0.3%)
Bakkafrost P/F	574	22,242
		22,242
France — (0.9%)
Alten SA	283	17,395
Cegereal SA	940	35,745
Neopost SA	269	5,662
Sopra Steria Group	63	7,456
		66,258

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Germany — (0.5%)
Jungheinrich AG	427	$39,010
		39,010
Hong Kong — (2.4%)
Huabao International Holdings Ltd. (b)	6,060	2,281
Kingboard Chemical Holdings Ltd.	5,106	8,808
Shenzhen Investment Ltd.	35,120	13,946
Shimao Property Holdings Ltd.	10,760	15,925
Skyworth Digital Holdings Ltd.	57,194	35,393
Texwinca Holdings Ltd.	34,418	33,590
Tongda Group Holdings Ltd.	122,767	24,533
Yuexiu Real Estate Investment Trust	62,453	34,703
		169,179
Ireland — (0.1%)
Origin Enterprises PLC	581	4,449
		4,449
Israel — (1.0%)
Oil Refineries Ltd. (b)	86,404	33,095
Orbotech Ltd. (b)	100	2,378
Paz Oil Co. Ltd.	217	34,454
		69,927
Italy — (1.0%)
Banca IFIS SpA	720	23,884
DiaSorin SpA	142	8,212
Saras SpA (b)	5,222	8,397
Societa Cattolica di Assicurazioni SCRL	4,818	32,942
		73,435
Japan — (13.9%)
Adastria Co. Ltd.	178	5,408
Aeon Delight Co. Ltd. (a)	490	15,760
Alpine Electronics, Inc.	330	3,702
Amano Corp.	481	7,605
Anritsu Corp. (a)	955	5,259
AOKI Holdings, Inc.	732	8,857
Arcs Co. Ltd.	881	19,761
Asahi Holdings, Inc. (a)	382	5,152
Avex Group Holdings, Inc.	98	1,279
Bank of the Ryukyus Ltd. (a)	1,272	14,305
Calsonic Kansei Corp.	1,711	12,742
CKD Corp. (a)	1,276	10,547
Coca-Cola West Co. Ltd.	200	4,957
Create Restaurants Holdings, Inc.	972	9,124
Daiichikosho Co. Ltd.	19	828

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Japan (continued)
Daishi Bank Ltd. (The) (a)	1,767	$6,084
Doutor Nichires Holdings Co. Ltd.	1,294	20,931
Dydo Drinco, Inc.	740	34,566
Enplas Corp.	48	1,781
FCC Co. Ltd.	413	6,989
Foster Electric Co. Ltd. (a)	500	10,561
Fuji Machine Manufacturing Co. Ltd.	1,567	16,019
Fujitsu General Ltd.	239	3,694
Geo Holdings Corp. (a)	2,330	38,787
Heiwado Co. Ltd.	715	14,860
Hitachi Kokusai Electric, Inc.	1,780	21,427
Hitachi Maxell Ltd.	2,048	31,213
Hyakugo Bank Ltd. (The) (a)	1,312	4,926
Inaba Denki Sangyo Co. Ltd. (a)	725	22,867
Jeol Ltd.	751	3,809
Juroku Bank Ltd. (The) (a)	8,178	24,448
Kanematsu Corp.	1,109	1,618
Kokuyo Co. Ltd.	968	11,343
Komori Corp.	434	5,058
Kura Corp.	445	21,538
Kuroda Electric Co. Ltd.	902	13,523
KYORIN Holdings, Inc.	1,181	22,528
Kyowa Exeo Corp.	769	8,552
Kyudenko Corp.	829	19,760
Leopalace21 Corp.	247	1,494
Maeda Road Construction Co. Ltd.	978	16,150
Matsumotokiyoshi Holdings Co. Ltd.	100	5,240
Megmilk Snow Brand Co. Ltd.	399	10,043
Ministop Co. Ltd. (a)	1,800	32,815
Mirait Holdings Corp. (a)	1,405	11,200
Mochida Pharmaceutical Co. Ltd.	177	13,165
Morinaga & Co. Ltd.	1,145	5,837
NEC Networks & System Integration Corp.	994	15,477
NET One Systems Co. Ltd.	5,260	28,454
Nichiha Corp.	675	10,228
Nihon Unisys Ltd. (a)	373	4,948
Nippon Signal Co. Ltd. (a)	1,820	15,076
Nippon Synthetic Chemical Industry Co. Ltd. (The)	1,105	7,010
Nitto Kogyo Corp.	522	8,332
Nojima Corp. (a)	200	2,185
Noritz Corp.	952	15,534
Pal Co. Ltd.	426	10,685

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Japan (continued)
Paramount Bed Holdings Co. Ltd.	537	$19,661
Pioneer Corp. (a)(b)	14,421	38,235
Plenus Co. Ltd. (a)	1,878	33,919
Ryosan Co. Ltd.	187	4,679
Saizeriya Co. Ltd.	544	11,214
Showa Corp.	2,688	23,485
St Marc Holdings Co. Ltd.	193	5,332
Sumitomo Bakelite Co. Ltd.	986	3,869
T-Gaia Corp. (a)	2,078	24,090
Taikisha Ltd.	137	3,308
Takuma Co. Ltd.	1,418	12,704
Toa Corp.	397	940
Toho Holdings Co. Ltd. (a)	921	19,732
Token Corp. (a)	445	36,425
Tokyo Seimitsu Co. Ltd.	100	1,964
Toppan Forms Co. Ltd. (a)	1,071	11,940
Transcosmos, Inc. (a)	301	7,831
Unipres Corp.	196	3,420
Valor Co. Ltd. (a)	585	14,777
Yaoko Co. Ltd.	70	3,098
Yoshinoya Holdings Co. Ltd. (a)	623	7,633
Zojirushi Corp.	285	4,544
		998,841
Luxembourg — (0.1%)
Altisource Portfolio Solutions SA (a)(b)	234	5,651
		5,651
Netherlands — (0.6%)
BE Semiconductor Industries NV	197	5,408
Cimpress NV (a)(b)	77	6,983
PostNL NV (b)	1,240	5,059
TKH Group NV	524	22,470
		39,920
New Zealand — (0.5%)
Chorus Ltd.	13,111	36,503
		36,503
Norway — (0.5%)
Nordic American Tankers Ltd. (a)	124	1,747
Storebrand ASA (b)	2,995	11,707
Veidekke ASA	1,851	25,176
		38,630

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Portugal — (0.0%) (c)
REN – Redes Energeticas Nacionais SGPS SA	663	$2,177
		2,177
Puerto Rico — (0.5%)
Triple-S Management Corp. (b)	1,284	31,920
		31,920
Singapore — (1.0%)
Frasers Centrepoint Trust	3,717	5,521
Kulicke & Soffa Industries, Inc. (b)	699	7,913
Sheng Siong Group Ltd.	33,252	20,742
Venture Corp. Ltd.	4,375	27,161
Yanlord Land Group Ltd. (a)	13,200	11,959
		73,296
South Africa — (1.5%)
Barloworld Ltd. (a)	1,459	7,499
DataTec Ltd. (a)	6,840	21,378
MMI Holdings Ltd. (a)	10,700	18,115
Mondi Ltd.	884	17,064
Net 1 UEPS Technologies, Inc. (b)	461	4,216
Reunert Ltd.	4,459	21,004
Sappi Ltd. (b)	2,200	9,778
Telkom SA SOC Ltd.	2,758	10,795
		109,849
South Korea — (7.2%)
Bukwang Pharmaceutical Co. Ltd.	280	7,003
Cheil Worldwide, Inc.	1,665	24,751
CJ O Shopping Co. Ltd.	49	8,484
Crown Confectionery Co. Ltd.	14	6,464
Daesang Corp.	269	6,833
Daewoong Pharmaceutical Co. Ltd.	227	19,353
DGB Financial Group, Inc.	1,389	10,810
Green Cross Holdings Corp.	310	9,867
GS Home Shopping, Inc.	223	36,211
GS Retail Co. Ltd.	259	10,678
Hanil Cement Co. Ltd.	133	10,804
Hanon Systems	2,755	22,163
Hyundai Marine & Fire Insurance Co. Ltd.	1,368	39,715
JB Financial Group Co. Ltd.	1,955	9,915
KB Insurance Co. Ltd.	1,313	39,094
Korea Electric Terminal Co. Ltd.	236	19,584
Korea Petro Chemical Ind	60	13,431
Korean Reinsurance Co.	3,147	38,388
KT Skylife Co. Ltd.	2,805	40,716

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
South Korea (continued)
Kwang Dong Pharmaceutical Co. Ltd.	742	$7,235
LF Corp.	1,681	38,071
LS Industrial Systems Co. Ltd.	65	2,708
Meritz Fire & Marine Insurance Co. Ltd.	2,730	38,195
NongShim Co. Ltd.	36	12,592
S&T Motiv Co. Ltd.	149	9,003
S-1 Corp.	10	773
Samsung Card Co. Ltd.	110	3,622
SK Gas Ltd.	2	140
Soulbrain Co. Ltd.	222	8,056
Tongyang Life Insurance Co. Ltd.	1,584	16,344
Tongyang, Inc.	3,439	10,495
		521,498
Spain — (0.5%)
Tecnicas Reunidas SA (a)	1,236	34,825
		34,825
Sweden — (1.1%)
Bilia AB	1,101	24,718
Clas Ohlson AB	741	14,168
Mycronic AB	951	8,593
SAS AB (a)(b)	12,098	34,473
		81,952
Switzerland — (1.3%)
Autoneum Holding AG (b)	63	16,249
dorma+kaba Holding AG	2	1,283
Implenia AG	229	14,419
Kuoni Reisen Holding AG (b)	22	8,288
Rieter Holding AG (b)	169	36,636
Schweiter Technologies AG	12	11,115
Valiant Holding AG	36	3,849
		91,839
Taiwan — (4.2%)
Accton Technology Corp.	6,211	6,793
Cheng Uei Precision Industry Co. Ltd.	4,170	5,520
Coretronic Corp.	31,989	32,651
Elite Material Co. Ltd.	8,450	16,094
Everlight Electronics Co. Ltd.	3,199	5,328
FLEXium Interconnect, Inc.	190	490
Gigabyte Technology Co. Ltd.	29,563	32,609
Mercuries Life Insurance Co. Ltd.	31,823	15,623
Micro-Star International Co. Ltd.	25,000	38,490
Powertech Technology, Inc.	7,469	16,941

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Taiwan (continued)
Primax Electronics Ltd.	14,637	$17,168
Realtek Semiconductor Corp.	8,000	21,998
Shin Zu Shing Co. Ltd.	6,238	22,290
Transcend Information, Inc.	7,905	24,439
Tripod Technology Corp.	4,465	8,102
Wan Hai Lines Ltd.	26,691	15,384
Win Semiconductors Corp.	5,147	10,203
Wistron NeWeb Corp.	2,183	5,847
WT Microelectronics Co. Ltd.	6,754	8,079
		304,049
United States — (36.8%)
Aaron’s, Inc.	722	18,122
Abercrombie & Fitch Co. (a)	513	16,180
Aceto Corp.	435	10,249
Air Methods Corp. (a)(b)	622	22,529
Alon USA Energy, Inc. (a)	2,170	22,394
American Eagle Outfitters, Inc. (a)	1,137	18,954
American Equity Investment Life Holding Co.	29	487
American National Insurance Co.	346	39,963
American Woodmark Corp. (b)	76	5,669
Amkor Technology, Inc. (b)	292	1,720
AMN Healthcare Services, Inc. (b)	725	24,367
Apollo Commercial Real Estate Finance, Inc. (a)	1,935	31,541
Argan, Inc.	653	22,960
Atrion Corp.	26	10,279
AVX Corp.	640	8,045
Banc of California, Inc.	1,827	31,973
Barnes & Noble, Inc.	929	11,482
Benchmark Electronics, Inc. (b)	922	21,252
Big Lots, Inc.	428	19,384
Blackstone Mortgage Trust, Inc.	300	8,058
Boise Cascade Co. (b)	650	13,468
Briggs & Stratton Corp.	93	2,225
Buckle, Inc. (The) (a)	321	10,872
CACI International, Inc. (b)	124	13,231
Cal-Maine Foods, Inc. (a)	578	30,004
Cambrex Corp. (b)	49	2,156
Capella Education Co.	32	1,684
Capstead Mortgage Corp.	1,921	18,999
Cash America International, Inc.	890	34,390
Cato Corp. (The)	557	21,472
Chemed Corp.	262	35,488

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
United States (continued)
Chemtura Corp. (b)	200	$5,280
Chesapeake Utilities Corp.	19	1,196
Chico’s FAS, Inc.	683	9,063
Children’s Place, Inc. (The)	431	35,976
Cincinnati Bell, Inc. (b)	898	3,475
Cirrus Logic, Inc. (b)	22	801
Coca-Cola Bottling Co. Consolidated	128	20,449
Commercial Metals Co.	240	4,073
Compass Diversified Holdings	1,649	25,807
Compass Minerals International, Inc.	113	8,007
Computer Programs & Systems, Inc. (a)	563	29,344
CONMED Corp.	196	8,220
Convergys Corp.	691	19,189
Cooper Tire & Rubber Co.	481	17,807
Cooper-Standard Holding, Inc. (b)	474	34,052
Core-Mark Holding Co., Inc.	296	24,142
CorVel Corp. (b)	784	30,905
CSG Systems International, Inc.	359	16,212
Cynosure, Inc. (b)	438	19,325
CYS Investments, Inc.	1,782	14,505
Dean Foods Co. (a)	818	14,168
Delek US Holdings, Inc.	304	4,633
Dolby Laboratories, Inc.	288	12,516
Douglas Dynamics, Inc.	440	10,080
Dril-Quip, Inc. (b)	427	25,859
DSW, Inc.	260	7,186
EarthLink Holdings Corp.	3,375	19,136
Emergent BioSolutions, Inc. (b)	918	33,369
Employers Holdings, Inc.	561	15,787
Ensign Group, Inc. (The)	932	21,100
ePlus, Inc. (b)	311	25,039
Essendant, Inc.	329	10,505
Express, Inc. (b)	825	17,663
FBL Financial Group, Inc.	343	21,101
Finish Line, Inc. (The)	217	4,579
First Busey Corp.	69	1,413
First Interstate BancSystem, Inc.	1,242	34,937
Forum Energy Technologies, Inc. (b)	425	5,610
Francesca’s Holdings Corp. (b)	156	2,989
Fred’s, Inc.	161	2,401
Fresh Del Monte Produce, Inc.	292	12,284
FutureFuel Corp.	323	3,808

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
United States (continued)
Genesco, Inc. (b)	388	$28,033
Globus Medical, Inc. (b)	1,359	32,276
Green Dot Corp. (b)	731	16,791
Greif, Inc.	221	7,238
Guess?, Inc.	338	6,344
Haemonetics Corp. (b)	35	1,224
Hawaiian Holdings, Inc. (b)	765	36,100
Heritage Financial Corp.	932	16,375
Hibbett Sports, Inc. (a)(b)	66	2,369
Horace Mann Educators Corp.	387	12,264
Hub Group, Inc. (b)	45	1,836
ICF International, Inc. (b)	43	1,478
ICU Medical, Inc. (b)	97	10,098
II-VI, Inc. (b)	310	6,730
Infinity Property & Casualty Corp.	162	13,041
Ingles Markets, Inc.	543	20,363
Innospec, Inc.	535	23,198
Insight Enterprises, Inc. (b)	820	23,485
Insperity, Inc.	691	35,745
Integra LifeSciences Holdings Corp. (b)	292	19,669
INTL. FCStone, Inc. (b)	49	1,310
Investment Technology Group, Inc.	396	8,752
Kaman Corp.	211	9,008
Kemper Corp.	594	17,565
Landstar System, Inc.	68	4,393
Lexmark International, Inc.	387	12,937
LHC Group, Inc. (b)	936	33,284
Luminex Corp. (b)	1,709	33,155
Magellan Health, Inc. (b)	521	35,392
ManTech International Corp.	275	8,797
Masimo Corp. (b)	286	11,966
Meredith Corp.	25	1,188
Meridian Bioscience, Inc.	975	20,095
MFA Financial, Inc.	3,341	22,886
MicroStrategy, Inc. (b)	29	5,212
MRC Global, Inc. (b)	881	11,576
MSG Networks, Inc. (b)	910	15,734
National Presto Industries, Inc. (a)	243	20,349
National Western Life Group, Inc.	156	35,978
Navigators Group, Inc. (The) (b)	404	33,884
Neenah Paper, Inc.	41	2,610
NeuStar, Inc. (a)(b)	629	15,473

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
United States (continued)
Northwest Natural Gas Co.	33	$1,777
NuVasive, Inc. (b)	131	6,373
Oil States International, Inc. (b)	735	23,167
Oritani Financial Corp.	338	5,736
Outerwall, Inc. (a)	449	16,609
Owens & Minor, Inc.	884	35,731
Par Pacific Holdings, Inc. (b)	1,669	31,310
PDL BioPharma, Inc.	5,142	17,123
PharMerica Corp. (b)	359	7,938
Photronics, Inc. (b)	3,229	33,614
Plexus Corp. (b)	101	3,992
Polycom, Inc. (b)	1,680	18,732
QLogic Corp. (b)	2,327	31,275
Quality Systems, Inc.	1,931	29,428
Rent-A-Center, Inc.	486	7,703
Rofin-Sinar Technologies, Inc. (a)(b)	671	21,620
RPC, Inc. (a)	630	8,933
RPX Corp. (b)	2,345	26,405
Safety Insurance Group, Inc.	45	2,568
Sanderson Farms, Inc. (a)	365	32,916
Sanmina Corp. (b)	247	5,775
Scholastic Corp.	9	336
Schweitzer-Mauduit International, Inc.	740	23,295
Select Comfort Corp. (b)	489	9,482
Select Income REIT	396	9,128
Select Medical Holdings Corp. (b)	335	3,956
Selective Insurance Group, Inc.	649	23,760
Shoe Carnival, Inc.	1,161	31,301
Smith & Wesson Holding Corp. (b)	87	2,316
Southwest Gas Corp.	11	724
SpartanNash Co.	489	14,822
Steelcase, Inc.	325	4,849
Stepan Co.	554	30,631
Sturm Ruger & Co., Inc. (a)	40	2,735
Supernus Pharmaceuticals, Inc. (b)	191	2,913
Sykes Enterprises, Inc. (b)	1,007	30,391
Tech Data Corp. (b)	378	29,019
TeleTech Holdings, Inc.	612	16,989
Tessera Technologies, Inc.	525	16,275
TriCo Bancshares	757	19,167
TrustCo Bank Corp.	3,708	22,471
UniFirst Corp.	18	1,964

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
United States (continued)
United Fire Group, Inc.	515	$22,567
United States Cellular Corp. (b)	752	34,359
Universal Corp. (a)	341	19,372
US Physical Therapy, Inc.	160	7,957
USANA Health Sciences, Inc. (a)(b)	11	1,336
VASCO Data Security International, Inc. (a)(b)	656	10,102
Vector Group Ltd. (a)	411	9,387
Viad Corp.	259	7,552
Vishay Intertechnology, Inc. (a)	114	1,392
Vonage Holdings Corp. (b)	1,118	5,109
Walker & Dunlop, Inc. (b)	432	10,485
Weis Markets, Inc.	356	16,041
		2,650,697
TOTAL COMMON STOCKS		7,166,219
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.5%) (Cost $6,856,868)		7,166,219
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (11.9%) (Cost $857,022)
State Street Navigator Securities Lending Prime Portfolio, 0.49%	857,022	857,022
TOTAL INVESTMENTS — (111.4%) (Cost $7,713,890)		8,023,241
OTHER ASSETS & LIABILITIES — (-11.4%)		(822,092)
NET ASSETS — (100.0%)		$7,201,149

(a)	Represents entire or partial securities on loan. See Note 7 for securities lending information.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

See accompanying Notes to Financial Statements.

LATTICE GLOBAL SMALL CAP STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$857,022	$857,022
Total Borrowings	$857,022	$857,022
Gross amount of recognized liabilities for securities lending transactions		$857,022

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
COMMON STOCKS — (99.9%)
Consumer Discretionary — (11.8%)
AMC Networks, Inc. (a)	141	$9,157
AutoZone, Inc. (a)	93	74,092
Bed Bath & Beyond, Inc. (a)	919	45,619
Best Buy Co., Inc.	4,650	150,846
Burlington Stores, Inc. (a)	528	29,695
Coach, Inc.	1,221	48,950
Comcast Corp.	694	42,390
Darden Restaurants, Inc.	137	9,083
Delphi Automotive PLC	766	57,465
Dick’s Sporting Goods, Inc.	193	9,023
Dillard’s, Inc. (b)	202	17,152
Dollar General Corp.	1,195	102,292
Foot Locker, Inc.	1,581	101,975
Ford Motor Co.	1,546	20,871
GameStop Corp. (b)	4,184	132,758
Gap, Inc. (The)	3,970	116,718
General Motors Co.	6,643	208,789
Genuine Parts Co.	266	26,430
Goodyear Tire & Rubber Co. (The)	3,426	112,989
Hasbro, Inc.	21	1,682
Home Depot, Inc. (The)	1,169	155,980
HSN, Inc.	454	23,749
Johnson Controls, Inc.	590	22,992
Kohl’s Corp.	1,574	73,364
L Brands, Inc.	1,900	166,839
Lear Corp.	567	63,033
Lowe’s Cos., Inc.	2,138	161,953
Macy’s, Inc.	1,703	75,085
McDonald’s Corp.	409	51,403
Murphy USA, Inc. (a)	741	45,534
NIKE, Inc.	1,155	70,998
Nordstrom, Inc. (b)	208	11,900
O’Reilly Automotive, Inc. (a)	279	76,351
Omnicom Group, Inc.	118	9,821
Ralph Lauren Corp.	984	94,720
Ross Stores, Inc.	2,982	172,658
Skechers U.S.A., Inc. (a)	157	4,781
Starz (a)	1,428	37,599
Target Corp.	2,097	172,541
TJX Cos., Inc. (The)	1,656	129,748
Tupperware Brands Corp. (b)	87	5,044
VF Corp.	302	19,558

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Consumer Discretionary (continued)
Viacom, Inc.	2,732	$112,777
Visteon Corp.	1,546	123,046
Yum! Brands, Inc.	201	16,452
		3,215,902
Consumer Staples — (8.3%)
Altria Group, Inc.	1,182	74,064
Archer-Daniels-Midland Co.	3,750	136,163
Campbell Soup Co.	992	63,280
Casey’s General Stores, Inc.	1,108	125,559
Clorox Co. (The)	146	18,405
Colgate-Palmolive Co.	275	19,429
Costco Wholesale Corp.	706	111,251
CVS Health Corp.	688	71,366
Dr Pepper Snapple Group, Inc.	513	45,872
Estee Lauder Cos., Inc. (The)	1,337	126,092
General Mills, Inc.	329	20,842
Herbalife Ltd. (a)(b)	1,237	76,150
Hormel Foods Corp.	1,108	47,910
Ingredion, Inc.	66	7,048
Kellogg Co.	318	24,343
Kimberly-Clark Corp.	503	67,659
Kroger Co. (The)	6,386	244,264
Mead Johnson Nutrition Co.	93	7,902
PepsiCo, Inc.	530	54,314
Philip Morris International, Inc.	1,011	99,189
Pilgrim’s Pride Corp. (a)(b)	5,273	133,934
Procter & Gamble Co. (The)	312	25,681
Reynolds American, Inc.	393	19,772
Rite Aid Corp. (a)	20,012	163,098
Sysco Corp.	3,332	155,704
Tyson Foods, Inc.	762	50,795
Wal-Mart Stores, Inc.	2,530	173,280
Walgreens Boots Alliance, Inc.	958	80,702
Whole Foods Market, Inc.	583	18,137
		2,262,205
Energy — (8.3%)
Antero Resources Corp. (a)	5,305	131,935
Chevron Corp.	1,460	139,284
CVR Energy, Inc. (b)	6,493	169,467
Exxon Mobil Corp.	1,963	164,087
FMC Technologies, Inc. (a)	2,847	77,894
Halliburton Co.	660	23,575

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Energy (continued)
Helmerich & Payne, Inc. (b)	1,476	$86,671
HollyFrontier Corp.	1,328	46,905
Marathon Petroleum Corp.	7,595	282,382
National Oilwell Varco, Inc. (b)	2,009	62,480
Oceaneering International, Inc.	1,004	33,373
PBF Energy, Inc.	558	18,526
Phillips 66	3,355	290,510
Schlumberger Ltd.	326	24,043
Tesoro Corp.	1,743	149,915
Valero Energy Corp.	6,452	413,831
Western Refining, Inc.	4,880	141,959
		2,256,837
Financials — (18.1%)
Aflac, Inc.	3,105	196,050
Alleghany Corp. (a)	212	105,194
Allied World Assurance Co. Holdings AG	1,929	67,399
Allstate Corp. (The)	3,278	220,839
American Financial Group, Inc.	2,185	153,758
American International Group, Inc.	3,621	195,715
Ameriprise Financial, Inc.	983	92,412
AmTrust Financial Services, Inc.	4,713	121,972
Assurant, Inc.	1,062	81,933
Assured Guaranty Ltd.	1,304	32,991
Axis Capital Holdings Ltd.	1,628	90,289
Bank of America Corp.	3,816	51,592
BB&T Corp.	2,114	70,333
Berkshire Hathaway, Inc. (a)	849	120,456
BlackRock, Inc.	66	22,478
Capital One Financial Corp.	1,307	90,588
Chubb Ltd.	757	90,197
Cincinnati Financial Corp.	303	19,804
Citigroup, Inc.	1,389	57,991
CME Group, Inc.	776	74,535
CNA Financial Corp.	2,181	70,185
CNO Financial Group, Inc.	3,401	60,946
Cullen/Frost Bankers, Inc. (b)	260	14,329
Discover Financial Services	442	22,507
Erie Indemnity Co.	1,009	93,827
Everest Re Group Ltd.	599	118,261
Fifth Third Bancorp	528	8,812
First American Financial Corp.	2,345	89,368
First Citizens BancShares, Inc.	170	42,682

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Financials (continued)
FirstMerit Corp.	850	$17,892
Goldman Sachs Group, Inc. (The)	75	11,774
Hanover Insurance Group, Inc. (The)	1,102	99,422
Hartford Financial Services Group, Inc. (The)	4,350	200,448
JPMorgan Chase & Co.	4,189	248,073
Lincoln National Corp.	2,203	86,358
Loews Corp.	188	7,193
MetLife, Inc.	6,543	287,499
Old Republic International Corp.	10,926	199,727
PNC Financial Services Group, Inc. (The)	1,051	88,883
Principal Financial Group, Inc.	2,893	114,129
ProAssurance Corp.	637	32,232
Progressive Corp. (The)	5,042	177,176
Prudential Financial, Inc.	375	27,082
Regions Financial Corp.	4,692	36,832
Reinsurance Group of America, Inc.	890	85,662
SunTrust Banks, Inc.	2,515	90,741
SVB Financial Group (a)	71	7,246
Synchrony Financial (a)	3,104	88,961
Travelers Cos., Inc. (The)	1,833	213,929
Unum Group	549	16,975
US Bancorp	342	13,882
Validus Holdings Ltd.	821	38,743
Wells Fargo & Co.	2,874	138,987
XL Group PLC	3,548	130,566
		4,937,855
Health Care — (16.0%)
Abbott Laboratories	1,074	44,925
AbbVie, Inc.	1,293	73,856
Aetna, Inc.	2,049	230,205
Amgen, Inc.	803	120,394
Anthem, Inc.	1,716	238,507
Baxter International, Inc.	1,441	59,196
Bio-Rad Laboratories, Inc. (a)	220	30,078
Biogen, Inc. (a)	362	94,236
Boston Scientific Corp. (a)	549	10,327
Bristol-Myers Squibb Co.	809	51,679
Bruker Corp.	619	17,332
Cardinal Health, Inc.	2,345	192,173
Centene Corp. (a)	4,543	279,713
Cerner Corp. (a)	138	7,309
Cigna Corp.	1,056	144,925

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Health Care (continued)
DaVita HealthCare Partners, Inc. (a)	1,097	$80,498
Edwards Lifesciences Corp. (a)	1,045	92,179
Eli Lilly & Co.	1,419	102,182
Express Scripts Holding Co. (a)	2,188	150,294
Gilead Sciences, Inc.	1,698	155,978
HCA Holdings, Inc. (a)	1,911	149,154
Henry Schein, Inc. (a)	389	67,153
Humana, Inc.	1,155	211,307
Intuitive Surgical, Inc. (a)	62	37,265
Johnson & Johnson	1,880	203,416
LifePoint Health, Inc. (a)	1,651	114,332
McKesson Corp.	564	88,689
Merck & Co., Inc.	3,197	169,153
Molina Healthcare, Inc. (a)	2,116	136,461
Myriad Genetics, Inc. (a)	2,117	79,239
PAREXEL International Corp. (a)	1,471	92,276
Patterson Cos., Inc.	321	14,936
Pfizer, Inc.	3,715	110,113
Quest Diagnostics, Inc.	1,308	93,457
Quintiles Transnational Holdings, Inc. (a)	343	22,329
St Jude Medical, Inc.	1,220	67,100
Stryker Corp.	673	72,206
United Therapeutics Corp. (a)	410	45,686
UnitedHealth Group, Inc.	1,654	213,201
Varian Medical Systems, Inc. (a)	443	35,449
WellCare Health Plans, Inc. (a)	1,127	104,529
Zoetis, Inc.	1,337	59,269
		4,362,706
Industrials — (11.2%)
3M Co.	569	94,812
AGCO Corp.	1,165	57,900
Alaska Air Group, Inc.	1,098	90,058
American Airlines Group, Inc.	3,654	149,851
Boeing Co. (The)	604	76,672
Caterpillar, Inc.	992	75,928
CSX Corp.	800	20,600
Cummins, Inc.	1,055	115,987
Deere & Co. (b)	363	27,947
Delta Air Lines, Inc.	3,372	164,149
Deluxe Corp.	97	6,062
Eaton Corp. PLC	1,056	66,063
Emerson Electric Co.	2,875	156,342

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Industrials (continued)
FedEx Corp.	205	$33,358
Fluor Corp.	576	30,931
General Dynamics Corp.	875	114,949
Honeywell International, Inc.	329	36,864
Huntington Ingalls Industries, Inc.	508	69,566
Illinois Tool Works, Inc.	710	72,732
Ingersoll-Rand PLC	277	17,177
Jacobs Engineering Group, Inc. (a)	345	15,025
JetBlue Airways Corp. (a)	6,066	128,114
Lockheed Martin Corp.	407	90,150
ManpowerGroup, Inc.	1,189	96,808
MSC Industrial Direct Co., Inc.	222	16,941
Norfolk Southern Corp.	168	13,986
Northrop Grumman Corp.	789	156,143
PACCAR, Inc.	1,235	67,542
Parker-Hannifin Corp.	168	18,661
Pitney Bowes, Inc.	2,143	46,160
Raytheon Co.	823	100,924
Robert Half International, Inc.	875	40,758
Rockwell Automation, Inc.	140	15,925
RR Donnelley & Sons Co. (b)	4,511	73,980
Southwest Airlines Co.	3,576	160,205
Spirit AeroSystems Holdings, Inc. (a)	1,060	48,082
Stanley Black & Decker, Inc.	761	80,065
Tyco International PLC	276	10,132
United Continental Holdings, Inc. (a)	3,588	214,778
United Parcel Service, Inc.	416	43,876
United Technologies Corp.	393	39,339
Waste Management, Inc.	460	27,140
WW Grainger, Inc. (b)	290	67,695
		3,050,377
Information Technology — (16.6%)
Accenture PLC	1,408	162,483
Activision Blizzard, Inc.	1,351	45,718
Amphenol Corp.	133	7,690
Analog Devices, Inc.	1,261	74,639
Apple, Inc.	1,623	176,891
Applied Materials, Inc.	3,773	79,912
ARRIS International PLC (a)	1,018	23,333
Arrow Electronics, Inc. (a)	1,308	84,248
Automatic Data Processing, Inc.	193	17,314
Avnet, Inc.	2,183	96,707

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Information Technology (continued)
Booz Allen Hamilton Holding Corp.	1,105	$33,459
Broadcom Ltd.	134	20,703
Broadridge Financial Solutions, Inc.	177	10,498
Brocade Communications Systems, Inc.	3,126	33,073
CA, Inc.	820	25,248
CDW Corp.	255	10,582
Cisco Systems, Inc.	6,149	175,062
Cognizant Technology Solutions Corp. (a)	872	54,674
Computer Sciences Corp.	1,107	38,070
Corning, Inc.	6,998	146,188
DST Systems, Inc.	546	61,572
eBay, Inc. (a)	6,165	147,097
Electronic Arts, Inc. (a)	2,200	145,442
EMC Corp.	3,978	106,014
First Solar, Inc. (a)	2,367	162,068
Fiserv, Inc. (a)	19	1,949
Flextronics International Ltd. (a)	16,321	196,831
Google, Inc. (a)	136	103,754
Harris Corp.	382	29,743
HP, Inc.	18,746	230,951
IAC/InterActiveCorp	521	24,529
Ingram Micro, Inc.	1,858	66,721
Integrated Device Technology, Inc. (a)	4,872	99,584
Intel Corp.	8,182	264,688
International Business Machines Corp.	1,235	187,041
Intuit, Inc.	685	71,247
Jabil Circuit, Inc.	6,304	121,478
Keysight Technologies, Inc. (a)	233	6,463
Lam Research Corp.	119	9,829
Micron Technology, Inc. (a)	6,801	71,206
Microsoft Corp.	3,424	189,108
NetApp, Inc.	1,380	37,660
NVIDIA Corp.	3,746	133,470
Oracle Corp.	1,927	78,834
Paychex, Inc.	944	50,985
QUALCOMM, Inc.	1,108	56,663
Rackspace Hosting, Inc. (a)	117	2,526
Seagate Technology PLC (b)	2,349	80,923
SYNNEX Corp.	132	12,222
Syntel, Inc. (a)	55	2,746
TE Connectivity Ltd.	568	35,171
Teradyne, Inc.	364	7,859

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Information Technology (continued)
Texas Instruments, Inc.	2,088	$119,893
VMware, Inc. (a)(b)	2,185	114,297
Western Digital Corp.	1,855	87,630
Western Union Co. (The)	3,769	72,704
Xerox Corp.	2,385	26,617
		4,534,007
Materials — (5.1%)
Air Products & Chemicals, Inc.	22	3,169
Airgas, Inc.	566	80,168
AptarGroup, Inc.	119	9,331
Avery Dennison Corp.	1,281	92,373
Bemis Co., Inc.	766	39,663
Celanese Corp.	547	35,828
Dow Chemical Co. (The)	3,746	190,522
EI du Pont de Nemours & Co.	913	57,811
International Paper Co.	2,690	110,398
LyondellBasell Industries NV	3,087	264,185
Monsanto Co.	658	57,733
Packaging Corp. of America	537	32,435
PPG Industries, Inc.	489	54,519
Reliance Steel & Aluminum Co.	1,856	128,417
Scotts Miracle-Gro Co. (The)	491	35,730
Sherwin-Williams Co. (The)	363	103,335
Sonoco Products Co.	705	34,242
Steel Dynamics, Inc.	1,471	33,112
Valspar Corp. (The)	50	5,351
Westlake Chemical Corp.	293	13,566
WestRock Co.	229	8,938
		1,390,826
Telecommunication Services — (1.6%)
AT&T, Inc.	4,400	172,348
CenturyLink, Inc.	686	21,925
T-Mobile US, Inc. (a)	2,667	102,146
Verizon Communications, Inc.	2,708	146,449
		442,868
Utilities — (2.9%)
American Electric Power Co., Inc.	965	64,076
Consolidated Edison, Inc.	1,058	81,064
DTE Energy Co.	707	64,097
Edison International	1,099	79,007
Exelon Corp.	3,211	115,146
NextEra Energy, Inc.	141	16,686

See accompanying Notes to Financial Statements.

LATTICE US EQUITY STRATEGY ETF (Continued)
SCHEDULE OF INVESTMENTS
March 31, 2016
(Unaudited)

	Shares	Value
Utilities (continued)
PG&E Corp.	709	$42,342
PPL Corp.	1,655	63,006
Public Service Enterprise Group, Inc.	3,095	145,898
Southern Co. (The)	707	36,573
Xcel Energy, Inc.	1,633	68,292
		776,187
TOTAL COMMON STOCKS		27,229,770
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.9%) (Cost $26,599,574)		27,229,770
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (1.7%) (Cost $468,780)
State Street Navigator Securities Lending Prime Portfolio, 0.49%	468,780	468,780
TOTAL INVESTMENTS — (101.6%) (Cost $27,068,354)		27,698,550
OTHER ASSETS & LIABILITIES — (-1.6%)		(433,732)
NET ASSETS — (100.0%)		$27,264,818

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 7 for securities lending information.

PLC = Public Limited Company

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions (1)
Equity Securities	$468,780	$468,780
Total Borrowings	$468,780	$468,780
Gross amount of recognized liabilities for securities lending transactions		$468,780

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2016
(Unaudited)

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
Assets:
Investments, at value *	$27,881,025	$21,482,771	$8,023,241	$27,698,550
Foreign currency, at value	47,547	20,379	2,547	—
Cash	11,645	21,059	2,899	9,070
Receivables:
Investment securities sold	47	130	—	—
Dividends	122,796	67,913	27,990	28,231
Securities Lending Income	1,314	283	1,097	833
Prepaid expenses and other assets	—	—	397	—
Total Assets	28,064,374	21,592,535	8,058,171	27,736,684
Liabilities:
Payables:
Upon return of securities loaned	1,624,719	432,363	857,022	468,780
Investment securities purchased	47,667	39,895	—	—
Accrued management fees	7,195	7,199	—	3,086
Total Liabilities	1,679,581	479,457	857,022	471,866
Net Assets	$26,384,793	$21,113,078	$7,201,149	$27,264,818
Net Assets Consist of:
Paid in capital	$27,642,537	$24,402,197	$7,465,273	$28,348,628
Undistributed net investment income	138,240	65,334	30,066	9,128
Accumulated net realized gain (loss)	(2,013,906)	(3,468,045)	(603,986)	(1,723,134)
Net unrealized appreciation	617,922	113,592	309,796	630,196
Net Assets	$26,384,793	$21,113,078	$7,201,149	$27,264,818
Shares Issued and Outstanding:	1,100,000	1,000,000	300,000	1,150,000
Net Asset Value Per Share:	$23.99	$21.11	$24.00	$23.71
Investments, at cost *	$27,265,111	$21,370,369	$7,713,890	$27,068,354
Foreign currency, at cost	$47,215	$20,117	$2,518	$—
* Includes investment in securities on loan, at value	$2,425,390	$716,965	$924,741	$660,144

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2016
(Unaudited)

	Lattice Developed Markets (ex-US) Strategy ETF	Lattice Emerging Markets Strategy ETF	Lattice Global Small Cap Strategy ETF	Lattice US Equity Strategy ETF
Investment Income:
Dividends *	$313,903	$166,829	$88,539	$285,216
Securities lending income	9,965	905	4,867	5,268
Total Investment Income	323,868	167,734	93,406	290,484
Expenses:
Management fees	69,009	58,661	20,531	35,361
Other	35	1,878	—	—
Total Expenses	69,044	60,539	20,531	35,361
Net Investment Income	254,824	107,195	72,875	255,123
Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(638,004)	(2,323,098)	(248,489)	(882,623)
Foreign currency transactions	1,082	5,813	(147)	—
Change in Unrealized Appreciation (Depreciation) of:
Investments	1,982,076	4,195,502	678,927	1,975,064
Translation of foreign currency denominated amounts	2,843	1,526	463	—
Net Realized and Unrealized Gain	1,347,997	1,879,743	430,754	1,092,441
Net Increase in Net Assets Resulting from Operations	$1,602,821	$1,986,938	$503,629	$1,347,564
* Net of foreign withholding taxes of	$28,453	$23,243	$5,407	$10

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Lattice Developed Markets (ex-US) Strategy ETF				Lattice Emerging Markets Strategy ETF
	Six Months Ended March 31, 2016		Period Ended September 30, 2015 (a)		Six Months Ended March 31, 2016		Period Ended September 30, 2015 (a)
	(Unaudited)				(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$254,824		$586,809		$107,195		$411,412
Net realized loss	(636,922)		(1,375,948)		(2,317,285)		(1,175,259)
Net change in unrealized appreciation (depreciation)	1,984,919		(1,366,997)		4,197,028		(4,083,436)
Net increase (decrease) in net assets resulting from operations	1,602,821		(2,156,136)		1,986,938		(4,847,283)
Distributions:
From net investment income	(313,366)		(391,063)		(218,415)		(210,359)
Total Distributions	(313,366)		(391,063)		(218,415)		(210,359)
Fund Share Transactions:
Proceeds from shares sold	—		30,053,388	(b)	8,087,128		24,742,538
Cost of shares redeemed	(2,310,851	)(d)	(100,000	)(c)	(8,427,369	)(d)	(100	)(c)
Net increase (decrease) from Fund share transactions	(2,310,851)		29,953,388		(340,241)		24,742,438
Total Increase (Decrease) in Net Assets	(1,021,396)		27,406,189		1,428,282		19,684,796
Net Assets:
Beginning of period	27,406,189		—		19,684,796		—
End of period *	$26,384,793		$27,406,189		$21,113,078		$19,684,796
* Including undistributed net investment income of:	$138,240		$196,782		$65,334		$176,554
Shares of Beneficial Interest:
Shares Sold	—		1,204,000	(b)	400,000		1,000,004
Shares Redeemed	(100,000	)(d)	(4,000	)(c)	(400,000	)(d)	(4	)(c)
Net Increase (Decrease) from Shares Issued and Redeemed	(100,000)		1,200,000		—		1,000,000

(a)	For the period February 25, 2015 (commencement of operations) through September 30, 2015.
(b)	On January 30, 2015, the Lattice Developed Markets (ex-US) Strategy ETF purchased 4,000 shares for a total of $100,000 to act as initial seed capital for the Trust.
(c)	Cash redemption relating to initial seed capital.
(d)	Paid-in-kind redemption.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Lattice Global Small Cap Strategy ETF			Lattice US Equity Strategy ETF
	Six Months Ended March 31, 2016	Period Ended September 30, 2015 (a)		Six Months Ended March 31, 2016		Period Ended September 30, 2015 (b)
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$72,875	$131,734		$255,123		$268,166
Net realized loss	(248,636)	(358,485)		(882,623)		(772,996)
Net change in unrealized appreciation (depreciation)	679,390	(369,594)		1,975,064		(1,344,868)
Net increase (decrease) in net assets resulting from operations	503,629	(596,345)		1,347,564		(1,849,698)
Distributions:
From net investment income	(109,278)	(62,130)		(253,887)		(260,026)
Total Distributions	(109,278)	(62,130)		(253,887)		(260,026)
Fund Share Transactions:
Proceeds from shares sold	—	7,465,373		12,720,535		27,484,119
Cost of shares redeemed	—	(100	)(c)	(9,449,506	)(d)	(2,474,283	)(c)
Net increase from Fund share transactions	—	7,465,273		3,271,029		25,009,836
Total Increase in Net Assets	394,351	6,806,798		4,364,706		22,900,112
Net Assets:
Beginning of period	6,806,798	—		22,900,112		—
End of period *	$7,201,149	$6,806,798		$27,264,818		$22,900,112
* Including undistributed net investment income of:	$30,066	$66,469		$9,128		$7,892
Shares of Beneficial Interest:
Shares Sold	—	300,004		550,000		1,100,004
Shares Redeemed	—	(4	)(c)	(400,000	)(d)	(100,004	)(c)
Net Increase from Shares Issued and Redeemed	—	300,000		150,000		1,000,000

(a)	For the period March 23, 2015 (commencement of operations) through September 30, 2015.
(b)	For the period February 25, 2015 (commencement of operations) through September 30, 2015.
(c)	Cash redemption relating to initial seed capital.
(d)	Paid-in-kind redemption.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Lattice Developed Markets (ex-US) Strategy ETF		Lattice Emerging Markets Strategy ETF
	Six Months Ended March 31, 2016	Period Ended September 30, 2015 (a)	Six Months Ended March 31, 2016	Period Ended September 30, 2015 (a)
	(Unaudited)		(Unaudited)
Net Asset Value, beginning of period	$22.84	$25.00	$19.68	$25.00
Income from Investment Operations:
Net investment income (b)	0.21	0.55	0.12	0.44
Net realized and unrealized gain (loss)	1.20	(2.35)	1.53	(5.55)
Total from Investment Operations	1.41	(1.80)	1.65	(5.11)
Less Distributions:
Net investment income	(0.26)	(0.36)	(0.22)	(0.21)
Net Asset Value, end of period	$23.99	$22.84	$21.11	$19.68
Total Return (c)	6.20%	(7.36)%	8.42%	(20.59)%
Market Price Return	5.68%	(6.84)%	8.37%	(20.59)%
Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$26,385	$27,406	$21,113	$19,685
Ratio to average net assets of:
Expenses (d)	0.50%	0.50%	0.67%	0.65%
Net investment income (d)	1.85%	3.75%	1.19%	3.23%
Portfolio turnover rate (e)(f)	35.38%	41.81%	63.70%	17.28%

(a)	The Fund commenced operations on February 25, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of beneficial shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
(for a share outstanding throughout each period)

	Lattice Global Small Cap Strategy ETF		Lattice US Equity Strategy ETF
	Six Months Ended March 31, 2016	Period Ended September 30, 2015 (a)	Six Months Ended March 31, 2016	Period Ended September 30, 2015 (b)
	(Unaudited)		(Unaudited)
Net Asset Value, beginning of period	$22.69	$25.00	$22.90	$25.00
Income from Investment Operations:
Net investment income (c)	0.24	0.44	0.29	0.26
Net realized and unrealized gain (loss)	1.43	(2.54)	0.79	(2.11)
Total from Investment Operations	1.67	(2.10)	1.08	(1.85)
Less Distributions:
Net investment income	(0.36)	(0.21)	(0.27)	(0.25)
Net Asset Value, end of period	$24.00	$22.69	$23.71	$22.90
Total Return (d)	7.44%	(8.50)%	4.74%	(7.46)%
Market Price Return	6.59%	(7.89)%	4.79%	(7.54)%
Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$7,201	$6,807	$27,265	$22,900
Ratio to average net assets of:
Expenses (e)	0.60%	0.60%	0.35%	0.35%
Net investment income (e)	2.13%	3.44%	2.52%	1.82%
Portfolio turnover rate (f)(g)	41.97%	43.87%	73.72%	37.92%

(a)	The Fund commenced operations on March 23, 2015.
(b)	The Fund commenced operations on February 25, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Total return is calculated assuming a purchase of beneficial shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2016
(Unaudited)

1. Organization

Lattice Strategies Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series (each a “Fund” and, collectively, “Funds”). The Trust was organized as a Delaware statutory trust on April 15, 2014. The Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF and Lattice US Equity Strategy ETF commenced operations on February 25, 2015. The Lattice Global Small Cap Strategy ETF commenced operations on March 23, 2015. The offering shares (“Shares”) of the Funds are registered under the Securities Act of 1933, as amended (“Securities Act”). The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond to the total return, of a specified market index (each an “Index” and together the “Indexes”). Lattice Strategies LLC (“Lattice” or the “Adviser”) serves as the investment adviser for each Fund. Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser,” and together with the Adviser, “Advisers”) serves as the investment sub-adviser for each Fund.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly traded securities. Each Fund is designed to track an index. Shares of the Funds are listed and traded on NYSE Arca. Each Shares of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund at NAV only by certain large institutional investors (“Authorized Participants”) who have entered into agreements with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), the Funds’ Distributor.

All organizational and offering expenses of the Trust will be borne by Lattice and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities or Statement of Operations.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

Cash and Foreign Currency:  Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in each Fund's Schedules of Investments, as applicable.

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Dividends and Distributions:  Dividends from net investment income, if any, are generally declared and paid periodically but may vary significantly from period to period. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code or to avoid imposition of income or excise taxes at the Fund level.

Investment Transactions:  Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the specifically identified cost basis.

Investment Income:  Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

Expenses:  Expenses directly attributable to a Fund are charged directly to the Fund, while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

Other:  In the normal course of business, the Funds enter into contracts that may include agreements to indemnify another party under given circumstances. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Funds. However, based on experience, the risk of material loss from such claims is considered to be remote.

3. Investment Valuation and Fair Value Measurements

Investment Valuation Policies:  Net asset value per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. A foreign (non-U.S.) equity security traded

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees of the Trust (the “Board” or the “Trust's Board”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s Board has delegated to the Adviser the responsibility to determine a security’s fair value. In determining such value the Adviser's Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities:  The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities:  Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts:  Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations:  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities:  OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds' assumptions about the information market participants would use in

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

Summary of Lattice Developed Markets (ex-US) Strategy ETF investments as of March 31, 2016, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,866,052	$—	$—	$1,866,052
Austria	426,954	—	—	426,954
Belgium	499,421	—	—	499,421
Bermuda	42,576	—	—	42,576
Britain	3,130,195	—	—	3,130,195
Canada	2,889,309	—	—	2,889,309
China	55,425	—	—	55,425
Denmark	418,575	—	—	418,575
Finland	93,264	—	—	93,264
France	1,859,194	—	—	1,859,194
Germany	1,358,797	—	—	1,358,797
Hong Kong	1,329,543	—	—	1,329,543
Ireland	460,493	—	—	460,493
Israel	621,084	—	—	621,084
Italy	515,662	—	—	515,662
Japan	5,028,255	—	—	5,028,255
Jersey	11,106	—	—	11,106
Luxembourg	75,617	—	—	75,617
Malta	40,603	—	—	40,603
Netherlands	778,054	—	—	778,054
New Zealand	605,889	—	—	605,889
Norway	213,582	—	—	213,582
Portugal	47,382	—	—	47,382
Singapore	780,012	—	—	780,012
Spain	676,082	—	—	676,082
Sweden	365,390	—	—	365,390
Switzerland	1,926,273	—	—	1,926,273
United States	35,353	—	—	35,353
Limited Partnerships
Israel	106,164	—	—	106,164
Investments of Cash Collateral for Securities Loaned	1,624,719	—	—	1,624,719
TOTAL	$27,881,025	$—	$—	$27,881,025

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

Summary of Lattice Emerging Markets Strategy ETF investments as of March 31, 2016, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$845,542	$—	$—	$845,542
Chile	917,567	—	—	917,567
China	1,723,338	—	—	1,723,338
Colombia	1,016,107	—	—	1,016,107
India	1,216,828	—	—	1,216,828
Indonesia	1,393,605	—	—	1,393,605
Malaysia	1,779,152	—	—	1,779,152
Mexico	1,221,986	—	—	1,221,986
Philippines	1,687,894	—	—	1,687,894
Poland	1,311,621	—	—	1,311,621
Russia	635,628	—	—	635,628
South Africa	1,132,924	—	—	1,132,924
South Korea	1,659,750	—	—	1,659,750
Taiwan	1,784,794	—	—	1,784,794
Thailand	1,670,995	—	—	1,670,995
Turkey	1,052,165	—	—	1,052,165
Rights
Chile	512	—	—	512
Investments of Cash Collateral for Securities Loaned	432,363	—	—	432,363
TOTAL	$21,482,771	$—	$—	$21,482,771

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

Summary of Lattice Global Small Cap Strategy ETF investments as of March 31, 2016, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$186,658	$—	$—	$186,658
Belgium	45,706	—	—	45,706
Bermuda	150,595	—	—	150,595
Brazil	98,990	—	—	98,990
Britain	311,065	—	—	311,065
Canada	346,490	—	—	346,490
China	553,242	—	—	553,242
Denmark	7,326	—	—	7,326
Faroe Islands	22,242	—	—	22,242
France	66,258	—	—	66,258
Germany	39,010	—	—	39,010
Hong Kong	169,179	—	—	169,179
Ireland	4,449	—	—	4,449
Israel	69,927	—	—	69,927
Italy	73,435	—	—	73,435
Japan	998,841	—	—	998,841
Luxembourg	5,651	—	—	5,651
Netherlands	39,920	—	—	39,920
New Zealand	36,503	—	—	36,503
Norway	38,630	—	—	38,630
Portugal	2,177	—	—	2,177
Puerto Rico	31,920	—	—	31,920
Singapore	73,296	—	—	73,296
South Africa	109,849	—	—	109,849
South Korea	521,498	—	—	521,498
Spain	34,825	—	—	34,825
Sweden	81,952	—	—	81,952
Switzerland	91,839	—	—	91,839
Taiwan	304,049	—	—	304,049
United States	2,650,697	—	—	2,650,697
Investments of Cash Collateral for Securities Loaned	857,022	—	—	857,022
TOTAL	$8,023,241	$—	$—	$8,023,241

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

Summary of Lattice US Equity Strategy ETF investments as of March 31, 2016, based on their valuation inputs, is as follows (See Security Investment Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,215,902	$—	$—	$3,215,902
Consumer Staples	2,262,205	—	—	2,262,205
Energy	2,256,837	—	—	2,256,837
Financials	4,937,855	—	—	4,937,855
Health Care	4,362,706	—	—	4,362,706
Industrials	3,050,377	—	—	3,050,377
Information Technology	4,534,007	—	—	4,534,007
Materials	1,390,826	—	—	1,390,826
Telecommunication Services	442,868	—	—	442,868
Utilities	776,187	—	—	776,187
Investments of Cash Collateral for Securities Loaned	468,780	—	—	468,780
TOTAL	$27,698,550	$—	$—	$27,698,550

4. Investment Advisory Fee, Service and Distribution Fees

The Adviser acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust and the Adviser dated December 30, 2014. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of each Fund.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund expects to pay the Adviser the annual fee set forth below, which is based on a percentage of the respective Fund’s average daily net assets.

Lattice Developed Markets (ex-US) Strategy ETF	0.50%
Lattice Emerging Markets Strategy ETF	0.65%
Lattice Global Small Cap Strategy ETF	0.60%
Lattice US Equity Strategy ETF	0.35%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust and each Fund, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”); (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses;

LATTICE STRATEGIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016
(Unaudited)

(vi) distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement.

Mellon Capital serves as the investment sub-adviser for each Fund pursuant to an Investment Sub-Advisory Agreement dated December 31, 2014 between the Adviser and Mellon Capital. The Sub-Adviser is responsible for placing purchase and sale orders and shall make investment decisions for each Fund, subject to the supervision by the Adviser. For its services, the Sub-Adviser is compensated by the Adviser.

Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. Effective December 12, 2014, the Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended March 31, 2016, the Funds did not pay any Rule 12b-1 fees.

5. Share Transactions

Each Fund will issue and redeem Shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an authorized participant (“Authorized Participant”) through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

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Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than NAV upon sale of shares.

6. Administrator, Custodian and Transfer Agent

State Street Bank serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”) dated December 12, 2014. Under the Administration Agreement, State Street is responsible for certain administrative services associated with the day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement dated December 12, 2014. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement dated December 12, 2014. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

7. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending

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program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The Funds' securities lending income that appears on the Statements of Operations is net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral (1)
Lattice Developed Markets (ex-US) Strategy ETF	$2,425,390	$1,624,719	$927,844
Lattice Emerging Markets Strategy ETF	716,965	432,363	322,580
Lattice Global Small Cap Strategy ETF	924,741	857,022	108,701
Lattice US Equity Strategy ETF	660,144	468,780	206,511

(1)	Amount consists of domestic and foreign equity securities.

8. Principal Risks

CURRENCY RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Because each Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which a Fund invests depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings in that market increases.

CUSTODY RISK:  [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Custody risk refers to the risks inherent in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems.

DERIVATIVE RISK:  A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a

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market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to credit risk because a Fund could lose money when a contracting party is unable to meet its contractual obligations in a timely manner or negative perceptions of a contracting party’s ability to meet its obligations cause the derivative to decline in value.

EMERGING MARKETS RISK:  [Lattice Emerging Markets Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to a Fund’s investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund’s shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

EQUITY SECURITIES RISK:  Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

EQUITY INVESTING RISK:  An investment in each Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FUND OF FUNDS RISK:  [Lattice Emerging Markets Strategy ETF only]: To the extent that a Fund invests in other investment companies such as closed-end funds or ETFs, it bears its pro rata share of these investment companies’ expense, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

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FOREIGN INVESTMENT RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities.

FOREIGN SECURITIES:  A Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Many GDRs are issued by companies in emerging markets. Investment in ADRs, GDRs and EDRs may be less liquid and more volatile than the underlying shares in their primary trading market.

DEPOSITARY RECEIPTS MAY BE “SPONSORED” OR “UNSPONSORED”:  Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

DEPOSITARY RECEIPTS MAY BE UNREGISTERED AND UNLISTED:  A Fund’s investments may also include ADRs, GDRs and EDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs or GDRs and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

FOREIGN SECURITIES INVOLVE SPECIAL RISKS AND COSTS:  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in securities of foreign issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

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POLITICAL AND ECONOMIC RISK:  The Funds are subject to foreign political and economic risk not associated with investments in securities of U.S. issuers, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause a Fund’s investments to experience gains or losses. A Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

FOREIGN MARKET AND TRADING RISK:  The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. These factors could result in a loss to a Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

GEOGRAPHIC RISK:  [Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF only]: Some of the markets in which the Funds invest are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, volcanoes, droughts, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas, causing an adverse impact on the value of a Fund.

INDEX TRACKING RISK:  There is a risk that the performance of each Fund may diverge from performance of the respective Index as a result of tracking error. Tracking error may occur because of differences between the securities held in a Fund and those included in the Index. Tracking error may also occur because of pricing differences, transaction costs, a Fund holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because a Fund incurs fees and expenses, while the Index does not.

ISSUER RISK:  The performance of each Fund depends on the performance of individual securities to which a Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LARGE CAP RISK:  [Lattice US Equity Strategy ETF only]: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

MARKET RISK:  Each Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

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MARKET TRADING RISK

ABSENCE OF ACTIVE MARKET:  Although Shares of each Fund are listed for trading on one or more stock exchanges, each Fund is a new fund and there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants.

RISK OF SECONDARY LISTINGS:  Each Fund’s Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that a Fund’s Shares will continue to trade on any such stock exchange or in any market or that a Fund’s Shares will continue to meet the requirements for listing or trading on any exchange or in any market. Each Fund’s Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

SECONDARY MARKET TRADING RISK:  Shares of each Fund may trade in the secondary market at times when a Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders. Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged. Shares of each Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

SHARES OF THE FUND MAY TRADE AT PRICES OTHER THAN NAV:  Shares of each Fund trade on stock exchanges at prices at, above or below a Fund’s most recent NAV. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings. The trading price of a Fund’s Shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund Shares and the underlying value of Fund holdings or NAV. As a result, the trading prices of a Fund’s Shares may deviate significantly from NAV during periods of market volatility. Any of these factors, among others, may lead to Shares trading at premium or discount to NAV. However, because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), Lattice believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that a Fund’s Shares normally will trade on stock exchanges at prices close to a Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers or Authorized Participants, or to market participants or during periods of significant market volatility, may result in trading prices for Shares of a Fund that differ significantly from its NAV.

LATTICE STRATEGIES TRUST
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(Unaudited)

COSTS OF BUYING OR SELLING FUND SHARES:  Buying or selling Fund Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

PASSIVE STRATEGY/INDEX RISK:  The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. Each Fund invests in securities included, in, or representative of, the Index, regardless of their investment merits. Additionally, Lattice generally does not attempt to take defensive positions under any market conditions, including declining markets.

SECURITIES LENDING RISK:  Each Fund may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

SMALL CAP RISK:  [Lattice US Equity Strategy ETF and Lattice Global Small Cap Strategy ETF only]: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

VALUATION RISK:  The sale price each Fund could receive for a security may differ from a Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Funds do not price its Shares, the value of the securities in a Fund may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. In addition, for purposes of calculating each Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using exchange rates deemed appropriate by Lattice. This conversion may result in a difference between the prices used to calculate each Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund’s performance and the performance of the Index.

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(Unaudited)

9. Purchases and Sales

As an ETF, individual Fund Shares may only be purchased and sold on the NYSE Arca through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, and Lattice Global Small Cap Strategy ETF will only issue or redeem Shares that have been aggregated into blocks of 100,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. Lattice US Equity Strategy ETF will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Funds generally will issue or redeem Creation Units in return for a designated Fund of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The NYSE Arca will disseminate, every fifteen seconds during the regular trading day, an indicative optimized Fund value (“IOPV”) relating to the Funds. The IOPV calculations are estimates of the value of the Funds’ net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

For the period ended March 31, 2016, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales
Lattice Developed Markets (ex-US) Strategy ETF	$9,765,377	$12,069,732
Lattice Emerging Markets Strategy ETF	11,798,877	12,181,664
Lattice Global Small Cap Strategy ETF	2,920,960	2,883,000
Lattice US Equity Strategy ETF	19,059,074	15,716,482

10. Federal Income Taxes

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

If the Fund fails to qualify as a regulated investment company for any year, (subject to certain curative measures allowed by the Internal Revenue Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Funds’ shareholders generally as ordinary dividends to the extent of the Funds’ current and accumulated earnings and profits.

LATTICE STRATEGIES TRUST
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Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized (Appreciation)
Fund	Appreciation	(Depreciation)
Lattice Developed Markets (ex-US) Strategy ETF	$1,689,071	$(1,073,157)	$615,914
Lattice Emerging Markets Strategy ETF	1,162,178	(1,049,776)	112,402
Lattice Global Small Cap Strategy ETF	615,005	(305,654)	309,351
Lattice US Equity Strategy ETF	1,166,041	(535,845)	630,196

A. Distributions To Shareholders:  The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

11. Subsequent Events

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

LATTICE STRATEGIES TRUST
March 31, 2016
(Unaudited)

PROXY VOTING INFORMATION

A description of Lattice Strategies Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Lattice Strategies Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s website at www.latticeetfs.com or the SEC’s website at www.sec.gov or by calling 1-415-315-6600.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca, Inc. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Trustees
Robin Christine Beery
Naozer Dadachanji
David Sung
Theodore James Lucas

Officers
Darek Wojnar, CFA, President
Cory J. Gossard, Chief Compliance Officer
David James, Secretary
Albert Lee, Treasurer

Investment manager
Lattice Strategies LLC
101 Montgomery Street, 27th Floor
San Francisco, CA 94104

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian, administrator and transfer agent
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02110

Legal counsel
Kaye Scholer LLP
250 West 55th Street
New York, NY 10019

Independent registered public accounting firm
PwC
125 High Street
Boston, MA 02110

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-415-315-6600 or visiting www.latticeetfs.com. Please read the prospectus carefully before you invest.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Darek Wojnar, the registrant’s President and Principal Executive Officer, and Albert Lee, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Mr. Wojnar and Mr. Lee determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lattice Strategies Trust

By: /s/ Darek Wojnar

Darek Wojnar

President and Principal Executive Officer

Date: June 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Darek Wojnar

Darek Wojnar

President and Principal Executive Officer

Date: June 2, 2016

By: Albert Lee

Albert Lee

Treasurer and Principal Financial Officer

Date: June 2, 2016